September 30, 2025
2025 Quarterly Report (Unaudited)

BlackRock Credit Allocation Income Trust (BTZ)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
September 30, 2025
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
1988 CLO Ltd., Series 2023-2A, Class A1R, (3-mo. CME Term SOFR + 1.20%), 5.49%, 04/15/38(a)(b)	USD	2,000	$ 2,001,982
522 Funding CLO Ltd., Series 2019-5A, Class AR, (3- mo. CME Term SOFR + 1.33%), 5.65%, 04/15/35(a)(b)		2,500	2,502,304
720 East CLO IV Ltd., Series 2024-1A, Class A1, (3-mo. CME Term SOFR + 1.60%), 5.92%, 04/15/37(a)(b)		2,000	2,007,615
AB BSL CLO Ltd., Series 2021-3A, Class A1R, (3-mo. CME Term SOFR + 1.25%), 5.58%, 04/20/38(a)(b)		1,500	1,502,859
AGL CLO Ltd.(a)(b)
Series 2021-12A, Class B, (3-mo. CME Term SOFR + 1.86%), 6.19%, 07/20/34		890	891,584
Series 2022-20A, Class A1R, (3-mo. CME Term SOFR + 1.37%), 5.70%, 10/20/37		1,000	1,002,760
Series 2024-34A, Class A1, (3-mo. CME Term SOFR + 1.34%), 5.67%, 01/22/38		1,000	1,003,133
AIMCO CLO Ltd., Series 2021-14A, Class A, (3-mo. CME Term SOFR + 1.25%), 5.58%, 04/20/34(a)(b)		3,000	3,000,091
Anchorage Capital CLO Ltd., Series 2025-32A, Class D, (3-mo. CME Term SOFR + 3.95%), 8.23%, 07/15/37(a)(b)		1,000	1,022,830
Apidos CLO XXXVII, Series 2021-37A, Class A, (3-mo. CME Term SOFR + 1.39%), 5.72%, 10/22/34(a)(b)		3,000	3,004,149
ARES Loan Funding V Ltd., Series 2024-ALF5A, Class A1, (3-mo. CME Term SOFR + 1.50%), 5.82%, 07/27/37(a)(b)		1,000	1,005,499
ARES LXVII CLO Ltd., Series 2022-67A, Class A1R, (3-mo. CME Term SOFR + 1.19%), 5.51%, 01/25/38(a)(b)		1,000	1,000,720
ARES XXXIX CLO Ltd., Series 2016-39A, Class AR3, (3-mo. CME Term SOFR + 1.42%), 5.75%, 07/18/37(a)(b)		1,000	1,004,544
Atlas Senior Loan Fund XII Ltd., Series 2018-12A, Class A1, (3-mo. CME Term SOFR + 1.44%), 5.76%, 10/24/31(a)(b)		77	77,273
Ballyrock CLO Ltd.(a)(b)
Series 2019-2A, Class BRR, (3-mo. CME Term SOFR + 2.40%), 6.60%, 02/20/36		1,000	1,001,482
Series 2024-22A, Class A2, (3-mo. CME Term SOFR + 1.95%), 6.27%, 04/15/37		1,000	1,004,710
Benefit Street Partners CLO XVI Ltd., Series 2018-16A, Class A1R2, (3-mo. CME Term SOFR + 1.32%), 5.60%, 01/17/38(a)(b)		1,000	1,003,699
Benefit Street Partners CLO XXI Ltd., Series 2020-21A, Class A1R, (3-mo. CME Term SOFR + 1.43%), 5.75%, 10/15/34(a)(b)		2,300	2,303,532
Benefit Street Partners CLO XXIX Ltd., Series 2022- 29A, Class AR, (3-mo. CME Term SOFR + 1.18%), 5.50%, 01/25/38(a)(b)		1,000	1,000,536
Birch Grove CLO Ltd.(a)(b)
Series 19A, Class A1RR, (3-mo. CME Term SOFR + 1.59%), 5.87%, 07/17/37		1,000	1,003,903
Series 2021-3A, Class BR, (3-mo. CME Term SOFR + 1.60%), 5.93%, 01/19/38		1,000	1,001,630
Series 2025-12A, Class A1, (3-mo. CME Term SOFR + 1.17%), 5.51%, 04/22/38		1,250	1,250,936
Bryant Park Funding Ltd.(a)(b)
Series 2023-21A, Class A1, (3-mo. CME Term SOFR + 2.05%), 6.38%, 10/18/36		1,000	1,003,979
Series 2023-21A, Class AR, 10/18/38(c)		1,000	1,000,000
Security		Par (000)	Value
Asset-Backed Securities (continued)
Bryant Park Funding Ltd.(a)(b) (continued)
Series 2024-22A, Class C, (3-mo. CME Term SOFR + 2.60%), 6.92%, 04/15/37	USD	1,500	$ 1,510,835
Buckhorn Park CLO Ltd., Series 2019-1A, Class ARR, (3-mo. CME Term SOFR + 1.07%), 5.40%, 07/18/34(a)(b)		1,000	1,000,501
Carlyle U.S. CLO Ltd.(a)(b)
Series 2017-3A, Class A1R2, (3-mo. CME Term SOFR + 1.40%), 5.73%, 10/21/37		1,500	1,506,450
Series 2019-2A, Class AR2, (3-mo. CME Term SOFR + 1.36%), 5.68%, 10/15/37		2,000	2,005,790
Series 2021-11A, Class A1R, (3-mo. CME Term SOFR + 1.41%), 5.73%, 07/25/37		2,000	2,007,226
CarVal CLO I Ltd., Series 2018-1A, Class D, (3-mo. CME Term SOFR + 3.15%), 7.47%, 07/16/31(a)(b)		500	502,437
CIFC Funding Ltd.(a)(b)
Series 2013-2A, Class A3LR, (3-mo. CME Term SOFR + 2.21%), 6.48%, 10/18/30		1,000	1,001,956
Series 2014-2RA, Class AR, (3-mo. CME Term SOFR + 1.36%), 5.68%, 10/24/37		1,000	1,002,963
Series 2015-4A, Class A1A2, (3-mo. CME Term SOFR + 1.33%), 5.66%, 04/20/34		1,000	1,001,040
Series 2019-5A, Class BR2, (3-mo. CME Term SOFR + 1.65%), 5.74%, 10/15/38		1,000	1,003,390
Series 2020-2A, Class AR, (3-mo. CME Term SOFR + 1.43%), 5.76%, 10/20/34		1,200	1,202,448
Series 2020-3A, Class A1R, (3-mo. CME Term SOFR + 1.39%), 5.72%, 10/20/34		1,000	1,001,390
Series 2024-1A, Class A, (3-mo. CME Term SOFR + 1.50%), 5.77%, 04/18/37		1,500	1,506,222
Clover CLO LLC, Series 2018-1A, Class A1RR, (3-mo. CME Term SOFR + 1.53%), 5.86%, 04/20/37(a)(b)		3,500	3,514,073
Diameter Capital CLO Ltd.(a)(b)
Series 2021-1A, Class A1R, (3-mo. CME Term SOFR + 1.39%), 5.71%, 10/15/37		2,800	2,811,533
Series 2025-10A, Class A, (3-mo. CME Term SOFR + 1.31%), 5.60%, 04/20/38		1,500	1,504,947
Elmwood CLO 26 Ltd., Series 2026-1A, Class C, (3-mo. CME Term SOFR + 2.40%), 6.67%, 04/18/37(a)(b)		1,000	1,007,300
Elmwood CLO 29 Ltd., Series 2024-5A, Class AR1, (3-mo. CME Term SOFR + 1.52%), 5.85%, 04/20/37(a)(b)		1,000	1,005,035
Elmwood CLO 37 Ltd.(a)(b)
Series 2024-13A, Class C, (3-mo. CME Term SOFR + 1.70%), 5.99%, 01/17/38		1,000	1,000,777
Series 2024-13A, Class D1, (3-mo. CME Term SOFR + 2.60%), 6.89%, 01/17/38		1,000	1,004,513
Elmwood CLO 38 Ltd., Series 2025-1A, Class A, (3-mo. CME Term SOFR + 1.15%), 5.43%, 04/22/38(a)(b)		1,000	1,001,349
Elmwood CLO II Ltd., Series 2019-2A, Class A1RR, (3-mo. CME Term SOFR + 1.35%), 5.68%, 10/20/37(a)(b)		2,000	2,007,674
Elmwood CLO VII Ltd., Series 2020-4A, Class A1RR, (3-mo. CME Term SOFR + 1.36%), 5.64%, 10/17/37(a)(b)		2,000	2,006,858
Elmwood CLO XI Ltd., Series 2021-4A, Class BR, (3- mo. CME Term SOFR + 1.55%), 5.88%, 01/20/38(a)(b)		1,250	1,252,625
Elmwood CLO XII Ltd., Series 2021-5A, Class BR, (3- mo. CME Term SOFR + 1.70%), 6.02%, 10/15/37(a)(b)		2,000	2,008,520

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Generate CLO Ltd.(a)(b)
Series 2024-17A, Class A1, (3-mo. CME Term SOFR + 1.40%), 5.73%, 10/22/37	USD	3,000	$ 3,010,783
Series 7A, Class BR, (3-mo. CME Term SOFR + 2.20%), 6.53%, 04/22/37		1,000	1,004,290
Series 8A, Class A1R2, (3-mo. CME Term SOFR + 1.38%), 5.71%, 01/20/38		2,750	2,758,483
Series 9A, Class AR, (3-mo. CME Term SOFR + 1.35%), 5.68%, 01/20/38		1,000	1,002,934
GoldenTree Loan Management U.S. CLO Ltd., Series 2025-24A, Class A, (3-mo. CME Term SOFR + 1.15%), 5.43%, 10/20/38(a)(b)		1,000	1,001,002
Golub Capital Partners CLO Ltd.(a)(b)
Series 2019-41A, Class AR2, (3-mo. CME Term SOFR + 1.33%), 5.65%, 07/20/38		1,000	1,003,745
Series 2019-43A, Class A1R, (3-mo. CME Term SOFR + 1.34%), 5.67%, 10/20/37		1,500	1,503,801
Series 2020-48A, Class A1R, (3-mo. CME Term SOFR + 1.31%), 5.59%, 04/17/38		1,500	1,504,970
Series 2021-58A, Class A1R, (3-mo. CME Term SOFR + 1.28%), 5.51%, 10/25/37		1,000	1,003,098
Series 2024-76A, Class A1, (3-mo. CME Term SOFR + 1.37%), 5.69%, 10/25/37		1,500	1,504,524
HalseyPoint CLO Ltd.(a)(b)
Series 2021-4A, Class A, (3-mo. CME Term SOFR + 1.48%), 5.81%, 04/20/34		2,000	2,002,940
Series 2021-5A, Class A1A, (3-mo. CME Term SOFR + 1.47%), 5.78%, 01/30/35		1,000	1,001,705
Madison Park Funding L Ltd., Series 2021-50A, Class A, (3-mo. CME Term SOFR + 1.40%), 5.73%, 04/19/34(a)(b)		2,520	2,524,400
Madison Park Funding LIX Ltd., Series 2021-59A, Class A1R, (3-mo. CME Term SOFR + 1.50%), 5.83%, 04/18/37(a)(b)		1,000	1,005,308
Madison Park Funding LVIII Ltd., Series 2024-58A, Class B, (3-mo. CME Term SOFR + 1.95%), 6.27%, 04/25/37(a)(b)		1,000	1,003,930
Madison Park Funding LXXI Ltd., Series 2025-71A, Class A1, (3-mo. CME Term SOFR + 1.14%), 5.41%, 04/23/38(a)(b)		2,500	2,501,958
Madison Park Funding XLVIII Ltd., Series 2021-48A, Class A, (3-mo. CME Term SOFR + 1.41%), 5.74%, 04/19/33(a)(b)		900	902,709
Madison Park Funding XXXVIII Ltd., Series 2021-38A, Class A, (3-mo. CME Term SOFR + 1.38%), 5.66%, 07/17/34(a)(b)		1,070	1,071,549
Marathon CLO Ltd., Series 2020-15ARRR, Class C1R3, (3-mo. CME Term SOFR + 3.20%), 7.41%, 08/15/37(a)(b)		1,500	1,504,067
Neuberger Berman Loan Advisers CLO Ltd.(a)(b)
Series 2021-46A, Class BR, (3-mo. CME Term SOFR + 1.50%), 5.83%, 01/20/37		1,450	1,447,883
Series 2022-47A, Class A, (3-mo. CME Term SOFR + 1.30%), 5.62%, 04/14/35		1,000	1,000,487
New Mountain CLO Ltd.(a)(b)
Series CLO-3A, Class A1R, (3-mo. CME Term SOFR + 1.33%), 5.61%, 10/20/38		1,500	1,505,625
Series CLO-5A, Class AR, (3-mo. CME Term SOFR + 1.25%), 5.58%, 07/20/36		2,500	2,509,170
Security		Par (000)	Value
Asset-Backed Securities (continued)
New Mountain CLO Ltd.(a)(b) (continued)
Series CLO-7A, Class A1, (3-mo. CME Term SOFR + 1.20%), 5.48%, 03/31/38	USD	1,500	$ 1,501,481
OCP CLO Ltd.(a)(b)
Series 2015-10A, Class AR3, (3-mo. CME Term SOFR + 1.31%), 5.62%, 01/26/38		1,000	1,003,771
Series 2020-19A, Class A1R2, (3-mo. CME Term SOFR + 1.18%), 5.51%, 04/20/38		2,000	2,003,001
Octagon Investment Partners 26 Ltd., Series 2016-1A, Class DR, (3-mo. CME Term SOFR + 3.11%), 7.43%, 07/15/30(a)(b)		500	503,100
Octagon Investment Partners 34 Ltd., Series 2017-1A, Class B1, (3-mo. CME Term SOFR + 1.66%), 5.99%, 01/20/30(a)(b)		1,000	1,000,560
Octagon Investment Partners XVII Ltd.(a)(b)
Series 2013-1A, Class BR2, (3-mo. CME Term SOFR + 1.66%), 5.98%, 01/25/31		1,000	1,001,800
Series 2013-1A, Class CR2, (3-mo. CME Term SOFR + 1.96%), 6.28%, 01/25/31		1,000	1,001,921
OHA Credit Funding Ltd.(a)(b)
Series 2019-3A, Class AR2, (3-mo. CME Term SOFR + 1.32%), 5.65%, 01/20/38		1,750	1,757,023
Series 2020-5AR, Class AR, (3-mo. CME Term SOFR + 1.35%), 5.68%, 10/18/37		1,000	1,003,828
OHA Credit Partners XII Ltd., Series 2015-12AR, Class D1R2, (3-mo. CME Term SOFR + 3.50%), 7.82%, 04/23/37(a)(b)		600	608,143
OHA Credit Partners XVI, Series 2021-16A, Class AR, (3-mo. CME Term SOFR + 1.35%), 5.68%, 10/18/37(a)(b)		750	752,871
Palmer Square CLO Ltd.(a)(b)
Series 2020-3ARR, Class A1R2, (3-mo. CME Term SOFR + 1.65%), 5.86%, 11/15/36		1,500	1,502,674
Series 2021-4A, Class BR, (3-mo. CME Term SOFR + 1.70%), 5.97%, 07/15/38		2,500	2,511,175
Post CLO Ltd., Series 2024-1, Class A1, (3-mo. CME Term SOFR + 1.60%), 5.93%, 04/20/37(a)(b)		2,000	2,007,732
Rad CLO Ltd., Series 2024-25A, Class A1, (3-mo. CME Term SOFR + 1.46%), 5.79%, 07/20/37(a)(b)		1,500	1,506,876
Regatta VI Funding Ltd., Series 2016-1A, Class A1R3, (3-mo. CME Term SOFR + 1.25%), 5.21%, 10/20/38(a)(b)		2,000	1,997,500
Regatta VII Funding Ltd., Series 2016-1A, Class DR2, (3-mo. CME Term SOFR + 3.31%), 7.31%, 06/20/34(a)(b)		500	501,950
Regatta XI Funding Ltd., Series 2018-1A, Class AR, (3-mo. CME Term SOFR + 1.40%), 5.68%, 07/17/37(a)(b)		3,000	3,009,600
Regatta XII Funding Ltd., Series 2019-1A, Class ARR, (3-mo. CME Term SOFR + 1.39%), 5.71%, 10/15/37(a)(b)		1,500	1,504,726
Regatta XVIII Funding Ltd., Series 2021-1A, Class BR, (3-mo. CME Term SOFR + 1.55%), 5.87%, 04/15/38(a)(b)		1,000	1,002,150
Regatta XXIV Funding Ltd., Series 2021-5A, Class AR, (3-mo. CME Term SOFR + 1.32%), 5.65%, 01/20/38(a)(b)		2,000	2,008,007
Regatta XXVII Funding Ltd., Series 2024-1A, Class A1, (3-mo. CME Term SOFR + 1.53%), 5.84%, 04/26/37(a)(b)		2,000	2,009,438
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Regatta XXVIII Funding Ltd., Series 2024-2A, Class A1, (3-mo. CME Term SOFR + 1.55%), 5.87%, 04/25/37(a)(b)	USD	1,500	$ 1,505,866
Rockford Tower CLO Ltd., Series 2017-3A, Class A, (3-mo. CME Term SOFR + 1.45%), 5.78%, 10/20/30(a)(b)		411	411,520
RR Ltd.(a)(b)
Series 2018-5A, Class CR, (3-mo. CME Term SOFR + 3.60%), 7.92%, 07/15/39		650	653,734
Series 2022-21A, Class A1AR, (3-mo. CME Term SOFR + 1.40%), 5.72%, 07/15/39		1,000	1,003,465
Series 2024-29RA, Class A2R, (3-mo. CME Term SOFR + 1.70%), 6.02%, 07/15/39		2,000	2,011,140
Signal Peak CLO Ltd.(a)(b)
Series 2020-8A, Class A1R, (3-mo. CME Term SOFR + 1.39%), 5.72%, 10/20/37		6,000	6,024,808
Series 2024-14A, Class A, (3-mo. CME Term SOFR + 1.30%), 5.63%, 01/22/38		2,000	2,007,176
Silver Point CLO Ltd.(a)(b)
Series 2024-4A, Class A1, (3-mo. CME Term SOFR + 1.63%), 5.95%, 04/15/37		1,000	1,003,447
Series 2025-9A, Class A1, (3-mo. CME Term SOFR + 1.52%), 5.81%, 03/31/38		1,500	1,507,638
Sixth Street CLO XIV Ltd., Series 2019-14A, Class BR2, (3-mo. CME Term SOFR + 1.50%), 5.83%, 01/20/38(a)(b)		1,750	1,751,978
Symphony CLO XXVIII Ltd., Series 2021-28A, Class A, (3-mo. CME Term SOFR + 1.40%), 5.72%, 10/23/34(a)(b)		1,900	1,902,931
Tiaa CLO III Ltd., Series 2017-2A, Class A, (3-mo. CME Term SOFR + 1.41%), 5.73%, 01/16/31(a)(b)		362	361,956
TICP CLO VI Ltd., Series 2016-6A, Class AR2, (3-mo. CME Term SOFR + 1.38%), 5.70%, 01/15/34(a)(b)		2,000	2,003,310
TICP CLO XII Ltd., Series 2018-12A, Class BR, (3-mo. CME Term SOFR + 1.91%), 6.23%, 07/15/34(a)(b)		1,000	1,002,240
Trestles CLO IV Ltd., Series 2021-4A, Class A, (3-mo. CME Term SOFR + 1.43%), 5.76%, 07/21/34(a)(b)		2,000	2,003,332
Trestles CLO VII Ltd., Series 2024-7A, Class A1, (3-mo. CME Term SOFR + 1.38%), 5.70%, 10/25/37(a)(b)		1,388	1,392,325
Trimaran CAVU Ltd.(a)(b)
Series 2021-2A, Class B1, (3-mo. CME Term SOFR + 2.01%), 6.33%, 10/25/34		1,500	1,501,110
Series 2022-2A, Class AR, (3-mo. CME Term SOFR + 1.24%), 5.57%, 03/27/38		1,000	1,001,155
Warwick Capital CLO Ltd., Series 2024-4A, Class A1, (3-mo. CME Term SOFR + 1.40%), 5.73%, 07/20/37(a)(b)		1,000	1,003,830
Security		Par (000)	Value
Asset-Backed Securities (continued)
Whitebox CLO I Ltd., Series 2019-1AR, Class A1RR, (3-mo. CME Term SOFR + 1.32%), 5.64%, 07/24/36(a)(b)	USD	2,000	$ 2,001,574
Whitebox CLO II Ltd., Series 2020-2A, Class A1R2, (3-mo. CME Term SOFR + 1.38%), 5.70%, 10/24/37(a)(b)		1,500	1,503,938
Total Asset-Backed Securities — 15.9% (Cost: $168,247,948)			169,516,763

	Shares
Common Stocks
Entertainment — 0.0%
Learfield Communications LLC, (Acquired 09/06/23, Cost: $5,212)(d)(e)(f)	415	43,575
Financial Services — 0.0%
Aimbridge Acquisition Co., Inc.(d)(e)	1,607	103,665
Ground Transportation — 0.0%
Sirva BGRS Holdings, Inc.(e)	99	82
IT Services — 0.0%
Travelport LLC(d)(e)	25	75,456
Trading Companies & Distributors — 0.0%
TMK Hawk Midco Corp.(d)(e)	934	10,281
Total Common Stocks — 0.0% (Cost: $222,258)		233,059

		Par (000)
Corporate Bonds
Advertising Agencies — 0.9%
Clear Channel Outdoor Holdings, Inc.(b)
7.75%, 04/15/28	USD	1,401	1,398,452
7.50%, 06/01/29(g)		488	473,952
7.88%, 04/01/30(g)		901	946,073
7.13%, 02/15/31		1,124	1,161,825
7.50%, 03/15/33		1,306	1,365,513
Interpublic Group of Cos., Inc., 5.40%, 10/01/48(g)		2,215	2,066,641
Lamar Media Corp., 5.38%, 11/01/33(b)		269	267,021
Neptune Bidco U.S., Inc., 9.29%, 04/15/29(b)		329	322,976
Outfront Media Capital LLC/Outfront Media Capital Corp.(b)
5.00%, 08/15/27		119	118,402
4.25%, 01/15/29(g)		373	358,263
4.63%, 03/15/30(g)		176	169,152
7.38%, 02/15/31		359	378,725
Stagwell Global LLC, 5.63%, 08/15/29(b)		209	203,027
			9,230,022

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Aerospace & Defense — 3.6%
AAR Escrow Issuer LLC, 6.75%, 03/15/29(b)	USD	350	$ 360,299
ATI, Inc.
5.88%, 12/01/27		253	253,484
7.25%, 08/15/30		657	689,643
5.13%, 10/01/31		656	645,585
Boeing Co.(g)
5.15%, 05/01/30		6,775	6,952,204
7.01%, 05/01/64		2,285	2,645,238
Bombardier, Inc.(b)
7.88%, 04/15/27		33	33,144
8.75%, 11/15/30		576	621,154
7.25%, 07/01/31		165	174,905
7.00%, 06/01/32(g)		362	378,356
6.75%, 06/15/33		436	454,991
Efesto Bidco SpA Efesto U.S. LLC, Series XR, 7.50%, 02/15/32(b)		1,270	1,292,352
General Dynamics Corp., 4.25%, 04/01/50(g)		1,260	1,082,561
Goat Holdco LLC, 6.75%, 02/01/32(b)		452	463,300
Moog, Inc., 4.25%, 12/15/27(b)		320	315,107
Northrop Grumman Corp.(g)
4.03%, 10/15/47		2,400	1,955,492
5.25%, 05/01/50		3,050	2,937,049
RTX Corp.(g)
4.63%, 11/16/48		2,805	2,479,157
3.13%, 07/01/50		3,545	2,410,693
6.40%, 03/15/54		1,100	1,230,694
Spirit AeroSystems, Inc.(b)
9.38%, 11/30/29		712	749,892
9.75%, 11/15/30		717	788,552
TransDigm, Inc.(b)
6.75%, 08/15/28		1,695	1,727,305
6.38%, 03/01/29(g)		2,462	2,517,151
6.63%, 03/01/32		1,240	1,276,636
6.00%, 01/15/33		1,068	1,079,837
6.38%, 05/31/33		876	885,849
6.25%, 01/31/34		250	257,105
6.75%, 01/31/34		1,763	1,822,870
			38,480,605
Air Freight & Logistics(b) — 0.0%
Rand Parent LLC, 8.50%, 02/15/30		311	323,149
Stonepeak Nile Parent LLC, 7.25%, 03/15/32		152	160,061
			483,210
Automobile Components — 0.5%
American Axle & Manufacturing, Inc.(b)(c)
10/15/32		195	194,671
10/15/33		203	204,582
Clarios Global LP/Clarios U.S. Finance Co.(b)
6.75%, 05/15/28		1,071	1,094,655
6.75%, 02/15/30		475	490,680
4.75%, 06/15/31	EUR	250	299,043
6.75%, 09/15/32	USD	879	898,479
Dana, Inc.
4.25%, 09/01/30		117	115,870
4.50%, 02/15/32		178	175,270
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 05/31/32(b)		109	114,341
Goodyear Tire & Rubber Co.
5.00%, 07/15/29(g)		207	199,895
6.63%, 07/15/30		213	216,122
5.25%, 04/30/31		18	17,010
5.63%, 04/30/33		53	49,312
Motherson Global Investments BV, 5.63%, 07/11/29(h)		275	280,241
Security		Par (000)	Value
Automobile Components (continued)
Qnity Electronics, Inc.(b)
5.75%, 08/15/32	USD	360	$ 362,746
6.25%, 08/15/33		279	284,911
SK On Co. Ltd., 5.38%, 05/11/26(h)		200	201,266
Tenneco, Inc., 8.00%, 11/17/28(b)		683	684,247
			5,883,341
Automobiles — 1.9%
Asbury Automotive Group, Inc.
4.50%, 03/01/28		221	218,298
5.00%, 02/15/32(b)		100	96,023
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29(b)		218	213,434
Carvana Co.(b)(i)
(9.00% PIK), 9.00%, 06/01/30		1,010	1,057,133
(9.00% PIK), 9.00%, 06/01/31		1,999	2,262,899
Cougar JV Subsidiary LLC, 8.00%, 05/15/32(b)		264	280,684
Ford Motor Co.
3.25%, 02/12/32		171	149,621
6.10%, 08/19/32		3,129	3,205,247
General Motors Co.(g)
6.25%, 10/02/43		940	955,915
5.95%, 04/01/49		3,455	3,368,374
Global Auto Holdings Ltd./AAG FH U.K. Ltd., 11.50%, 08/15/29(b)		200	211,000
Group 1 Automotive, Inc., 6.38%, 01/15/30(b)		90	92,073
Hyundai Capital America(h)
5.50%, 03/30/26		200	201,013
2.38%, 10/15/27		200	192,418
(1-day SOFR + 1.32%), 5.60%, 11/03/25(a)		200	200,182
Hyundai Capital Services, Inc., 5.13%, 02/05/29(h)		225	229,745
Jaguar Land Rover Automotive PLC, 4.50%, 10/01/27(h)		500	493,209
LCM Investments Holdings II LLC(b)(g)
4.88%, 05/01/29		486	476,160
8.25%, 08/01/31		351	371,219
Lithia Motors, Inc., 5.50%, 10/01/30(b)		223	222,721
Nissan Motor Acceptance Co. LLC
6.95%, 09/15/26(b)(g)		3,265	3,307,323
6.95%, 09/15/26(h)		75	75,972
7.05%, 09/15/28(h)		150	156,178
6.13%, 09/30/30(b)		575	575,196
Nissan Motor Co. Ltd.
4.81%, 09/17/30(h)		200	188,417
7.75%, 07/17/32(b)		266	281,498
6.38%, 07/17/33(b)	EUR	190	229,662
8.13%, 07/17/35(b)	USD	789	846,988
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC, 10.00%, 01/15/31(b)		301	280,200
TML Holdings Pte. Ltd., 4.35%, 06/09/26(h)		200	198,987
			20,637,789
Banks — 5.7%
ABQ Finance Ltd., 4.95%, 03/25/30(h)		250	255,313
Abu Dhabi Commercial Bank PJSC, 3.50%, 03/31/27(h)		212	209,598
Agricultural Bank of China Ltd., 1.25%, 01/19/26(h)		200	198,104
Al Rajhi Sukuk Ltd., (5-year CMT + 2.00%), 5.65%, 03/16/36(a)(h)		200	200,350
ANB Tier 1 Sukuk Co. Ltd., (5-year CMT + 2.60%), 6.40%(a)(h)(j)		200	200,938
Australia & New Zealand Banking Group Ltd.(a)
(1-day SOFR + 0.68%), 5.00%, 07/16/27(h)		200	201,109
(5-year CMT + 1.70%), 2.57%, 11/25/35(b)(g)		5,445	4,855,827
Bangkok Bank PCL/Hong Kong(h)
4.45%, 09/19/28		200	201,000
(5-year CMT + 1.90%), 3.73%, 09/25/34(a)		200	189,573
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Banks (continued)
Bank Mandiri Persero Tbk PT, 5.50%, 04/04/26(h)	USD	200	$ 201,400
Bank Negara Indonesia Persero Tbk PT, 3.75%, 03/30/26(h)		200	198,442
Bank of China Ltd./Luxembourg, 1.40%, 04/28/26(h)		200	196,768
Bank of East Asia Ltd.(a)(h)
(1-year CMT + 2.30%), 6.63%, 03/13/27		250	252,012
(5-year CMT + 2.30%), 4.88%, 04/22/32		750	747,540
BPCE SA, (1-day SOFR + 2.61%), 6.92%, 01/14/46(a)(b)		3,095	3,322,080
BSF Finance, (5-year CMT + 2.00%), 5.76%, 09/03/35(a)(h)		400	400,620
China CITIC Bank International Ltd., (5-year CMT + 1.65%), 6.00%, 12/05/33(a)(h)		250	261,520
First Abu Dhabi Bank PJSC, 5.00%, 02/28/29(h)		200	205,000
Intesa Sanpaolo SpA, 5.71%, 01/15/26(b)		9,840	9,861,403
Kasikornbank PCL/Hong Kong, (5-year CMT + 1.70%), 3.34%, 10/02/31(a)(h)		468	459,440
KeyCorp, (1-day SOFR Index + 2.42%), 6.40%, 03/06/35(a)		1,995	2,164,976
KODIT Global Co. Ltd., Series 2023-1, 4.95%, 05/25/26(h)		200	200,690
Kookmin Bank, 5.25%, 05/08/29(h)		200	207,522
Macquarie Bank Ltd., 6.80%, 01/18/33(b)(g)		5,110	5,596,251
Metropolitan Bank & Trust Co.(h)
5.38%, 03/06/29		320	331,400
5.50%, 03/06/34		275	286,687
Nanyang Commercial Bank Ltd., (5-year CMT + 2.10%), 6.00%, 08/06/34(a)(h)		250	257,802
NongHyup Bank, 4.00%, 01/06/26(h)		200	199,758
Oversea-Chinese Banking Corp. Ltd., (5-year CMT + 0.80%), 4.55%, 09/08/35(a)(h)		800	799,712
Philippine National Bank, 4.85%, 10/23/29(h)		200	202,750
Riyad Sukuk Ltd., (5-year CMT + 2.25%), 6.21%, 07/14/35(a)(h)		400	407,830
Saudi Awwal Bank, (5-year CMT + 2.20%), 5.95%, 09/04/35(a)(h)		200	202,101
Shinhan Financial Group Co. Ltd., 1.35%, 01/10/26(h)		200	198,000
Standard Chartered PLC(a)(h)
(1-day SOFR + 1.68%), 5.94%, 05/13/31		400	408,592
(1-year CMT + 2.10%), 6.10%, 01/11/35		200	214,484
Toronto-Dominion Bank, (5-year CMT + 2.98%), 7.25%, 07/31/84(a)		8,570	9,019,839
Truist Financial Corp., (1-day SOFR + 2.05%), 6.05%, 06/08/27(a)(g)		9,310	9,418,042
United Overseas Bank Ltd., 1.25%, 04/14/26(h)		200	197,002
Walker & Dunlop, Inc., 6.63%, 04/01/33(b)		192	196,348
Wells Fargo & Co.(g)
5.61%, 01/15/44		4,119	4,123,412
(1-day SOFR + 1.51%), 3.53%, 03/24/28(a)		4,075	4,038,632
Westpac Banking Corp., (1-day SOFR + 0.81%), 5.13%, 04/16/29(a)		200	201,815
			61,491,682
Beverages(g) — 1.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/46		5,712	5,351,172
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 01/23/49		5,000	5,055,350
			10,406,522
Biotechnology — 0.5%
Baxalta, Inc., 5.25%, 06/23/45(g)		6,000	5,749,739
Security		Par (000)	Value
Building Materials — 1.2%
AmeriTex HoldCo Intermediate LLC, 7.63%, 08/15/33(b)	USD	286	$ 297,666
Builders FirstSource, Inc.(b)
6.38%, 03/01/34		209	215,292
6.75%, 05/15/35		224	233,886
CP Atlas Buyer, Inc., 9.75%, 07/15/30(b)		88	92,162
EMRLD Borrower LP/Emerald Co-Issuer, Inc.(b)
6.38%, 12/15/30	EUR	240	294,377
6.63%, 12/15/30	USD	4,324	4,444,851
6.75%, 07/15/31		321	333,408
Jeld-Wen, Inc.(b)
4.88%, 12/15/27		322	314,226
7.00%, 09/01/32(g)		290	244,899
New Enterprise Stone & Lime Co., Inc.(b)
5.25%, 07/15/28		163	161,496
9.75%, 07/15/28		93	93,206
Quikrete Holdings, Inc.(b)
6.38%, 03/01/32		1,724	1,785,795
6.75%, 03/01/33		395	410,679
Smyrna Ready Mix Concrete LLC(b)
6.00%, 11/01/28		245	245,078
8.88%, 11/15/31		171	180,566
Standard Building Solutions, Inc.(b)
6.50%, 08/15/32		861	883,404
6.25%, 08/01/33		807	817,802
Standard Industries, Inc.
2.25%, 11/21/26(h)	EUR	114	133,291
4.38%, 07/15/30(b)	USD	1,443	1,383,519
3.38%, 01/15/31(b)		393	355,888
Wilsonart LLC, 11.00%, 08/15/32(b)		426	414,689
			13,336,180
Building Products(b) — 0.4%
Foundation Building Materials, Inc., 6.00%, 03/01/29		20	20,272
Park River Holdings, Inc., 03/15/31(c)		213	215,700
QXO Building Products, Inc., 6.75%, 04/30/32		1,156	1,196,918
White Cap Buyer LLC, 6.88%, 10/15/28		2,514	2,506,532
			3,939,422
Capital Markets — 1.7%
ARES Strategic Income Fund, 5.45%, 09/09/28(b)(g)		4,275	4,308,346
Blue Owl Capital Corp., 6.20%, 07/15/30(g)		4,670	4,802,168
CFAMC II Co. Ltd., 4.63%, 06/03/26(h)		200	199,850
China Ping An Insurance Overseas Holdings Ltd., 6.13%, 05/16/34(h)		200	215,786
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(b)		455	420,178
Focus Financial Partners LLC, 6.75%, 09/15/31(b)		336	344,104
Gaci First Investment Co., 5.25%, 10/13/32(h)		200	207,400
HAT Holdings I LLC/HAT Holdings II LLC, 8.00%, 06/15/27(b)		79	82,246
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.25%, 05/15/27		2,670	2,624,466
9.75%, 01/15/29		274	276,535
4.38%, 02/01/29(g)		252	217,529
10.00%, 11/15/29(b)		110	110,486
Jane Street Group/JSG Finance, Inc.(b)
6.13%, 11/01/32		100	101,356
6.75%, 05/01/33		172	178,645
Nomura Holdings, Inc., (5-year CMT + 1.30%), 5.04%, 06/10/36(a)		400	398,203
Osaic Holdings, Inc.(b)
6.75%, 08/01/32		164	169,385

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Capital Markets (continued)
Osaic Holdings, Inc.(b) (continued)
8.00%, 08/01/33	USD	272	$ 281,900
State Street Corp., (1-day SOFR + 1.72%), 5.82%, 11/04/28(a)(g)		2,925	3,027,214
			17,965,797
Chemicals — 2.9%
Avient Corp., 6.25%, 11/01/31(b)		204	207,167
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(b)		534	558,681
Axalta Coating Systems LLC, 3.38%, 02/15/29(b)		940	890,560
Celanese U.S. Holdings LLC, 6.75%, 04/15/33(g)		241	239,983
Chemours Co.
5.38%, 05/15/27		484	483,600
5.75%, 11/15/28(b)		823	802,733
8.00%, 01/15/33(b)		222	220,816
DuPont de Nemours, Inc., 5.42%, 11/15/48(g)		7,500	7,414,847
Element Solutions, Inc., 3.88%, 09/01/28(b)		3,039	2,945,192
GC Treasury Center Co. Ltd., 2.98%, 03/18/31(h)		200	181,838
Herens Holdco SARL, 4.75%, 05/15/28(b)		200	175,218
Ingevity Corp., 3.88%, 11/01/28(b)		100	96,083
Inversion Escrow Issuer LLC, 6.75%, 08/01/32(b)		400	394,045
Kraton Corp., 5.00%, 07/15/27(h)		200	202,966
LG Chem Ltd., 2.38%, 07/07/31(h)		200	175,970
LYB Finance Co. BV, 8.10%, 03/15/27(b)		6,000	6,287,257
Mativ Holdings, Inc., 8.00%, 10/01/29(b)		126	124,747
Methanex U.S. Operations, Inc., 6.25%, 03/15/32(b)		274	278,786
Olympus Water U.S. Holding Corp.(b)
9.75%, 11/15/28		1,149	1,205,876
6.25%, 10/01/29(g)		400	388,398
7.25%, 06/15/31		1,170	1,186,117
02/15/33(c)		1,196	1,197,246
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(b)		1,061	1,038,462
Solstice Advanced Materials, Inc., 5.63%, 09/30/33(b)		533	534,761
WR Grace Holdings LLC(b)
4.88%, 06/15/27		198	196,772
5.63%, 08/15/29(g)		2,729	2,536,600
7.38%, 03/01/31		297	302,883
6.63%, 08/15/32		616	609,088
			30,876,692
Commercial Services & Supplies — 2.6%
ADT Security Corp.(b)
4.88%, 07/15/32		413	399,969
10/15/33(c)		583	583,000
Albion Financing 1 SARL/Aggreko Holdings, Inc., 7.00%, 05/21/30(b)		617	638,163
Allied Universal Holdco LLC, 7.88%, 02/15/31(b)		2,973	3,117,178
Allied Universal Holdco LLC/Allied Universal Finance Corp.(b)
6.00%, 06/01/29(g)		800	786,443
6.88%, 06/15/30		1,102	1,132,669
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL(b)
4.63%, 06/01/28		1,460	1,431,622
4.63%, 06/01/28(g)		1,212	1,187,963
Belron U.K. Finance PLC, 5.75%, 10/15/29(b)		1,030	1,043,425
Brink’s Co.(b)
6.50%, 06/15/29		225	231,547
6.75%, 06/15/32		340	353,649
CMHI Finance BVI Co. Ltd., (5-year CMT + 6.62%), 3.88%(a)(h)(j)		200	199,930
Deluxe Corp., 8.13%, 09/15/29(b)		164	171,251
Security		Par (000)	Value
Commercial Services & Supplies (continued)
EquipmentShare.com, Inc., 8.00%, 03/15/33(b)	USD	180	$ 192,374
FTAI Aviation Investors LLC(b)
5.50%, 05/01/28		1,350	1,350,215
7.88%, 12/01/30		909	965,946
7.00%, 05/01/31		1,515	1,584,778
7.00%, 06/15/32(g)		799	836,171
5.88%, 04/15/33		585	588,669
Garda World Security Corp.(b)
4.63%, 02/15/27		240	238,179
7.75%, 02/15/28		606	621,213
6.00%, 06/01/29		89	88,237
8.25%, 08/01/32		765	792,994
8.38%, 11/15/32		1,138	1,181,274
Herc Holdings, Inc.(b)
6.63%, 06/15/29(g)		199	204,473
7.00%, 06/15/30		503	522,479
7.25%, 06/15/33		255	266,195
Hertz Corp., 12.63%, 07/15/29(b)		191	202,488
Prime Security Services Borrower LLC/Prime Finance, Inc.(b)
5.75%, 04/15/26		4	4,016
6.25%, 01/15/28(g)		879	878,230
RR Donnelley & Sons Co., 9.50%, 08/01/29(b)		788	807,594
Service Corp. International
5.13%, 06/01/29		468	467,968
3.38%, 08/15/30		1,331	1,233,261
4.00%, 05/15/31		364	343,195
5.75%, 10/15/32		1,280	1,296,740
Sotheby’s/Bidfair Holdings, Inc., 5.88%, 06/01/29(b)		682	621,426
Veritiv Operating Co., 10.50%, 11/30/30(b)		216	231,817
Wand NewCo 3, Inc., 7.63%, 01/30/32(b)		720	758,606
			27,555,347
Communications Equipment(b) — 0.1%
CommScope LLC, 4.75%, 09/01/29(g)		983	976,689
Viavi Solutions, Inc., 3.75%, 10/01/29		227	214,023
			1,190,712
Construction & Engineering — 0.4%
AECOM, 6.00%, 08/01/33(b)		906	926,285
Arcosa, Inc., 6.88%, 08/15/32(b)		76	79,382
Brand Industrial Services, Inc., 10.38%, 08/01/30(b)		1,967	1,960,731
Dycom Industries, Inc., 4.50%, 04/15/29(b)		26	25,393
IRB Infrastructure Developers Ltd., 7.11%, 03/11/32(h)		200	207,250
Signature Aviation U.S. Holdings, Inc., 4.00%, 03/01/28(b)		541	503,806
Summit Digitel Infrastructure Ltd., 2.88%, 08/12/31(h)		200	179,848
			3,882,695
Consumer Discretionary(b) — 0.4%
Clarivate Science Holdings Corp.
3.88%, 07/01/28		1,831	1,762,068
4.88%, 07/01/29(g)		1,060	1,001,731
Raven Acquisition Holdings LLC, 6.88%, 11/15/31		310	318,577
Williams Scotsman, Inc.
4.63%, 08/15/28		269	264,478
6.63%, 06/15/29		35	35,800
6.63%, 04/15/30		409	420,969
7.38%, 10/01/31		485	506,506
			4,310,129
Consumer Finance — 1.9%
Block, Inc.
2.75%, 06/01/26		694	684,882
5.63%, 08/15/30(b)		443	448,838
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Consumer Finance (continued)
Block, Inc. (continued)
6.50%, 05/15/32	USD	2,803	$ 2,901,122
6.00%, 08/15/33(b)		681	697,371
Boost Newco Borrower LLC, 7.50%, 01/15/31(b)		1,170	1,241,246
Bread Financial Holdings, Inc., (5-year CMT + 4.30%), 8.38%, 06/15/35(a)(b)		54	55,449
Global Payments, Inc., 5.95%, 08/15/52(g)		4,547	4,461,768
Hyundai Card Co. Ltd., 5.75%, 04/24/29(h)		345	358,517
ION Platform Finance U.S., Inc., 09/30/32(b)(c)		1,398	1,390,378
Muthoot Finance Ltd.(h)
7.13%, 02/14/28		475	489,696
6.38%, 03/02/30		825	835,560
Navient Corp.
9.38%, 07/25/30		244	269,686
7.88%, 06/15/32		329	346,193
OneMain Finance Corp.
6.63%, 05/15/29		429	440,957
5.38%, 11/15/29		1,224	1,210,123
7.88%, 03/15/30		388	410,564
6.13%, 05/15/30		422	427,353
4.00%, 09/15/30		109	101,322
7.50%, 05/15/31		115	120,217
7.13%, 11/15/31		139	144,141
6.75%, 03/15/32		423	430,834
7.13%, 09/15/32		309	319,209
6.50%, 03/15/33		550	550,869
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.(b)
6.75%, 08/15/32		1,389	1,436,075
5.50%, 05/15/33	EUR	350	427,869
Shinhan Card Co. Ltd., 1.38%, 10/19/25(h)	USD	200	199,640
WEX, Inc., 6.50%, 03/15/33(b)		452	461,620
			20,861,499
Consumer Staples Distribution & Retail — 1.0%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 6.25%, 03/15/33(b)		240	245,448
Boots Group Finco LP(b)
5.38%, 08/31/32	EUR	465	561,632
7.38%, 08/31/32	GBP	205	280,866
CK Hutchison International 21 Ltd., 2.50%, 04/15/31(h)	USD	200	181,354
CK Hutchison International 23 Ltd.(h)
4.75%, 04/21/28		400	405,112
4.88%, 04/21/33		400	405,028
CK Hutchison International 24 Ltd., 5.50%, 04/26/34(h)		200	209,706
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00%, 02/15/29(b)		214	225,161
Performance Food Group, Inc.(b)
4.25%, 08/01/29		851	826,650
6.13%, 09/15/32		712	729,310
U.S. Foods, Inc.(b)
6.88%, 09/15/28		132	136,046
4.75%, 02/15/29		595	586,102
7.25%, 01/15/32		338	353,867
United Natural Foods, Inc., 6.75%, 10/15/28(b)		336	335,973
Walmart, Inc., 5.25%, 09/01/35(g)		5,150	5,453,132
			10,935,387
Containers & Packaging — 3.1%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(b)
6.00%, 06/15/27		509	508,877
3.25%, 09/01/28		200	190,004
4.00%, 09/01/29(g)		2,600	2,406,343
Security		Par (000)	Value
Containers & Packaging (continued)
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2.13%, 08/15/26(h)	EUR	304	$ 347,072
4.13%, 08/15/26(b)(d)	USD	900	864,000
Ball Corp.
3.13%, 09/15/31(g)		234	212,424
4.25%, 07/01/32	EUR	185	222,155
5.50%, 09/15/33	USD	255	257,741
Clydesdale Acquisition Holdings, Inc.(b)
6.63%, 04/15/29		287	290,269
6.88%, 01/15/30		666	683,189
8.75%, 04/15/30		416	427,333
6.75%, 04/15/32		889	911,990
Crown Americas LLC, 5.88%, 06/01/33(b)		753	760,614
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26		224	222,880
International Paper Co.(g)
8.70%, 06/15/38		4,000	4,995,667
7.30%, 11/15/39		10,000	11,618,488
LABL, Inc.(b)
5.88%, 11/01/28		428	331,617
9.50%, 11/01/28		771	654,994
8.63%, 10/01/31		433	318,096
Magnera Corp., 7.25%, 11/15/31(b)		183	172,199
Mauser Packaging Solutions Holding Co.(b)
7.88%, 04/15/27		5,124	5,174,231
9.25%, 04/15/27		207	207,474
OI European Group BV, 6.25%, 05/15/28(b)	EUR	175	212,051
Owens-Brockway Glass Container, Inc., 6.63%, 05/13/27(b)	USD	59	58,891
Sealed Air Corp.(b)
4.00%, 12/01/27		205	201,185
5.00%, 04/15/29		86	85,520
6.50%, 07/15/32		89	92,178
Sealed Air Corp./Sealed Air Corp. U.S., 6.13%, 02/01/28(b)		121	122,671
Silgan Holdings, Inc., 4.25%, 02/15/31(b)	EUR	390	459,727
Trivium Packaging Finance BV(b)
6.63%, 07/15/30		110	135,759
8.25%, 07/15/30	USD	200	213,349
12.25%, 01/15/31		200	216,468
			33,575,456
Distributors(b) — 0.1%
American Builders & Contractors Supply Co., Inc., 3.88%, 11/15/29		6	5,693
Gates Corp./DE, 6.88%, 07/01/29		419	434,775
Resideo Funding, Inc.
4.00%, 09/01/29		97	92,655
6.50%, 07/15/32(g)		497	509,378
			1,042,501
Diversified REITs — 2.4%
American Tower Corp., 3.60%, 01/15/28(g)		4,000	3,950,921
Crown Castle, Inc.(g)
3.65%, 09/01/27		8,000	7,916,858
4.15%, 07/01/50		820	648,010
Global Net Lease, Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(b)		197	191,209
GLP Capital LP/GLP Financing II, Inc., 3.25%, 01/15/32		725	652,262
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(b)		534	514,531
Iron Mountain, Inc.(b)
4.88%, 09/15/27(g)		606	603,086

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Diversified REITs (continued)
Iron Mountain, Inc.(b) (continued)
5.25%, 07/15/30	USD	32	$ 31,647
5.63%, 07/15/32		493	490,368
6.25%, 01/15/33		633	645,669
4.75%, 01/15/34	EUR	265	311,810
Millrose Properties, Inc.(b)
6.38%, 08/01/30	USD	704	715,961
6.25%, 09/15/32		357	357,933
SBA Communications Corp., 3.13%, 02/01/29(g)		3,003	2,808,741
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 10.50%, 02/15/28(b)		2,570	2,706,724
VICI Properties LP, 5.13%, 05/15/32(g)		3,155	3,186,053
			25,731,783
Diversified Telecommunication Services — 7.6%
Altice Financing SA(b)
5.00%, 01/15/28		200	155,500
5.75%, 08/15/29		715	538,038
AT&T, Inc.
4.65%, 06/01/44		28	24,697
4.35%, 06/15/45		95	80,266
3.50%, 09/15/53(g)		15,960	11,039,579
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(b)		317	333,295
EchoStar Corp.
(6.75% PIK), 6.75%, 11/30/30(i)		2,631	2,712,216
10.75%, 11/30/29		1,571	1,728,069
Fibercop SpA, 6.00%, 09/30/34(b)		600	571,897
Frontier Communications Holdings LLC
5.88%, 10/15/27(b)		68	67,959
5.00%, 05/01/28(b)		640	638,561
6.75%, 05/01/29(b)		146	147,456
5.88%, 11/01/29		268	270,596
6.00%, 01/15/30(b)		358	362,211
8.75%, 05/15/30(b)		2,916	3,046,185
8.63%, 03/15/31(b)		395	416,433
Globe Telecom, Inc., (5-year CMT + 5.53%), 4.20%(a)(h)(j)		700	694,400
HKT Capital No. 4 Ltd., 3.00%, 07/14/26(h)		200	198,064
Level 3 Financing, Inc.(b)
3.63%, 01/15/29		80	69,236
4.88%, 06/15/29		1,402	1,318,490
4.50%, 04/01/30		578	528,551
3.88%, 10/15/30		148	129,218
4.00%, 04/15/31		69	59,640
6.88%, 06/30/33		2,536	2,585,150
7.00%, 03/31/34		2,404	2,445,611
Lumen Technologies, Inc.(b)
4.13%, 04/15/29		369	361,398
4.13%, 04/15/30		369	361,257
10.00%, 10/15/32		283	285,934
Maya SAS/Paris France(b)
7.00%, 10/15/28		735	746,782
8.50%, 04/15/31		925	992,056
7.00%, 04/15/32		364	371,209
NTT Finance Corp., 3.68%, 07/16/33(h)	EUR	175	208,581
Sable International Finance Ltd., 7.13%, 10/15/32(b)	USD	639	647,323
Sprint Capital Corp.(g)
6.88%, 11/15/28		3,063	3,294,711
8.75%, 03/15/32		2,041	2,486,517
Telecom Italia Capital SA, 7.72%, 06/04/38		478	529,525
Security		Par (000)	Value
Diversified Telecommunication Services (continued)
Telefonica Emisiones SA, 5.21%, 03/08/47(g)	USD	5,000	$ 4,494,426
Verizon Communications, Inc.
6.40%, 09/15/33(g)		9,475	10,451,741
6.55%, 09/15/43(g)		13,225	14,765,607
5.01%, 04/15/49		6,998	6,494,524
Windstream Services LLC, 10/15/33(b)(c)		452	451,878
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(b)		1,183	1,225,442
Zayo Group Holdings, Inc.(b)(c)
03/09/30		3,094	2,962,427
09/09/30		423	400,612
			81,693,268
Electric Utilities — 4.0%
Alpha Generation LLC, 6.75%, 10/15/32(b)		336	346,850
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/32(b)		286	293,130
China Huaneng Group Hong Kong Treasury Management Holding Ltd., 1.60%, 01/20/26(h)		200	198,250
Chugoku Electric Power Co., Inc., 5.74%, 01/14/35(h)		200	209,139
Continuum Energy Aura Pte. Ltd., 9.50%, 02/24/27(h)		200	206,188
ContourGlobal Power Holdings SA, 6.75%, 02/28/30(b)		600	623,244
Edison International, Series A, (5-year CMT + 4.70%), 5.38%(a)(j)		217	210,679
Emera, Inc., Series 16-A, (3-mo. SOFR US + 5.7%), 6.75%, 06/15/76(a)		7,500	7,538,437
FirstEnergy Corp., 2.65%, 03/01/30		73	67,729
Hanwha Futureproof Corp., 4.75%, 04/30/28(h)		375	381,525
Hokkaido Electric Power Co., Inc., 4.59%, 09/04/30(h)		400	400,875
Minejesa Capital BV, 4.63%, 08/10/30(h)		144	143,121
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(h)		410	405,336
NextEra Energy Capital Holdings, Inc., (3-mo. SOFR US + 2.67%), 4.80%, 12/01/77(a)(g)		5,000	4,841,475
Oncor Electric Delivery Co. LLC, 5.30%, 06/01/42(g)		2,750	2,713,346
Pacific Gas and Electric Co., 4.20%, 06/01/41(g)		2,310	1,891,586
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28(b)		150	146,194
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara(h)
3.00%, 06/30/30		350	326,812
1.88%, 11/05/31	EUR	200	210,376
PG&E Corp., 5.25%, 07/01/30	USD	226	222,869
Pike Corp., 8.63%, 01/31/31(b)		126	135,166
Progress Energy, Inc., 7.00%, 10/30/31(g)		12,000	13,496,789
Sempra, (5-year CMT + 4.55%), 4.88%(a)(j)		4,375	4,374,125
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38(h)		200	190,750
State Grid Overseas Investment BVI Ltd., 3.50%, 05/04/27(h)		200	199,150
Three Gorges Finance I Cayman Islands Ltd., 3.15%, 06/02/26(h)		200	198,380
Vistra Operations Co. LLC(b)
5.50%, 09/01/26		23	22,982
5.63%, 02/15/27		812	812,480
5.00%, 07/31/27		23	22,924
7.75%, 10/15/31		718	759,782
6.88%, 04/15/32		420	439,268
XPLR Infrastructure Operating Partners LP, 8.38%, 01/15/31(b)(g)		776	813,248
			42,842,205
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electronic Equipment, Instruments & Components(b) — 0.6%
Coherent Corp., 5.00%, 12/15/29(g)	USD	487	$ 480,281
Imola Merger Corp., 4.75%, 05/15/29		573	557,314
Sensata Technologies BV, 4.00%, 04/15/29		207	198,652
Sensata Technologies, Inc.
4.38%, 02/15/30		2,150	2,075,085
3.75%, 02/15/31(g)		416	383,918
6.63%, 07/15/32		612	633,284
WESCO Distribution, Inc.
7.25%, 06/15/28		1,043	1,056,559
6.63%, 03/15/32		172	178,746
6.38%, 03/15/33		346	358,673
Zebra Technologies Corp., 6.50%, 06/01/32		166	170,495
			6,093,007
Energy Equipment & Services — 0.6%
Archrock Partners LP/Archrock Partners Finance Corp.(b)
6.88%, 04/01/27		415	415,019
6.25%, 04/01/28		21	21,029
6.63%, 09/01/32		672	689,326
Kodiak Gas Services LLC(b)
7.25%, 02/15/29		757	785,512
6.50%, 10/01/33		408	415,416
6.75%, 10/01/35		308	316,241
Oceaneering International, Inc., 6.00%, 02/01/28		101	102,249
Star Holding LLC, 8.75%, 08/01/31(b)		366	363,147
Tidewater, Inc., 9.13%, 07/15/30(b)		266	285,272
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 09/01/27		473	472,894
7.13%, 03/15/29(b)		526	542,476
6.25%, 10/01/33(b)		724	726,769
Weatherford International Ltd.(b)
8.63%, 04/30/30		916	936,382
10/15/33(c)		646	646,449
			6,718,181
Entertainment(b) — 0.1%
Flutter Treasury DAC
6.38%, 04/29/29		224	231,307
5.88%, 06/04/31		600	609,012
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.63%, 03/01/30		336	312,383
			1,152,702
Environmental, Maintenance & Security Service(b) — 0.6%
Clean Harbors, Inc.
5.13%, 07/15/29		1,142	1,132,510
6.38%, 02/01/31		100	102,403
GFL Environmental, Inc.
4.00%, 08/01/28		36	35,146
4.75%, 06/15/29		558	550,365
4.38%, 08/15/29		629	613,658
6.75%, 01/15/31		653	683,313
Luna 1.5 SARL, (10.50% PIK), 10.50%, 07/01/32(i)	EUR	140	170,330
Madison IAQ LLC, 5.88%, 06/30/29(g)	USD	939	927,638
Reworld Holding Corp., 4.88%, 12/01/29		142	133,546
Waste Pro USA, Inc., 7.00%, 02/01/33		1,318	1,365,180
Wrangler Holdco Corp., 6.63%, 04/01/32		211	220,010
			5,934,099
Financial Services — 6.7%
Azorra Finance Ltd.(b)
7.75%, 04/15/30		223	233,871
Security		Par (000)	Value
Financial Services (continued)
Azorra Finance Ltd.(b) (continued)
7.25%, 01/15/31	USD	147	$ 153,070
Bank of America Corp.(a)(g)
(1-day SOFR + 1.83%), 4.57%, 04/27/33		9,380	9,378,061
(1-day SOFR + 1.99%), 6.20%, 11/10/28		3,090	3,220,086
BOC Aviation Ltd., 1.75%, 01/21/26(h)		200	198,346
BOC Aviation USA Corp., 5.25%, 01/14/30(h)		200	207,658
China Cinda 2020 I Management Ltd.(h)
3.25%, 01/28/27		200	197,210
3.00%, 03/18/27		200	196,210
CITIC Ltd., 3.70%, 06/14/26(h)		200	199,106
Citigroup, Inc.(g)
6.68%, 09/13/43		4,125	4,659,385
(1-day SOFR + 2.66%), 6.17%, 05/25/34(a)		2,740	2,915,397
CMB International Leasing Management Ltd., (1-day SOFR + 0.76%), 5.00%, 06/04/27(a)(h)		200	200,388
CrossCountry Intermediate HoldCo LLC, 6.50%, 10/01/30(b)		317	318,166
Deutsche Bank AG, (1-day SOFR + 1.87%), 2.13%, 11/24/26(a)(g)		3,260	3,248,063
Deutsche Bank AG/New York, (1-day SOFR + 2.51%), 6.82%, 11/20/29(a)		3,975	4,251,893
Far East Horizon Ltd.(h)
6.63%, 04/16/27		290	296,960
5.88%, 03/05/28		200	202,688
Freedom Mortgage Holdings LLC(b)
9.25%, 02/01/29		235	247,261
9.13%, 05/15/31		407	432,866
8.38%, 04/01/32		245	256,797
GGAM Finance Ltd.(b)
7.75%, 05/15/26		66	66,165
8.00%, 06/15/28		202	213,808
6.88%, 04/15/29		462	479,099
5.88%, 03/15/30		286	289,933
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(b)		542	558,867
Goldman Sachs Group, Inc., (1-day SOFR + 1.85%), 3.62%, 03/15/28(a)		1,830	1,816,275
Golub Capital Private Credit Fund, 5.45%, 08/15/28(g)		7,840	7,880,932
HSBC Holdings PLC, (1-day SOFR + 1.57%), 5.84%, 05/13/31(a)(g)		400	407,842
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28(b)		475	458,938
JIC Zhixin Ltd., 3.50%, 11/24/27(h)		200	197,690
JPMorgan Chase & Co., (1-day SOFR + 2.58%), 5.72%, 09/14/33(a)(g)		11,000	11,632,785
Manappuram Finance Ltd., 7.38%, 05/12/28(h)		200	204,500
Midcap Financial Issuer Trust(b)
6.50%, 05/01/28		200	198,630
5.63%, 01/15/30		600	565,746
Mitsubishi UFJ Financial Group, Inc., (1-day SOFR + 1.48%), 5.80%, 04/24/31(a)		400	406,640
Mizuho Financial Group, Inc., (1-day SOFR + 1.25%), 5.60%, 07/08/31(a)		275	277,044
Muangthai Capital PCL, 7.55%, 07/21/30(h)		475	492,361
Nationstar Mortgage Holdings, Inc.(b)
6.00%, 01/15/27		244	244,000
6.50%, 08/01/29		682	699,656
5.13%, 12/15/30		113	113,994
5.75%, 11/15/31		436	440,579
PennyMac Financial Services, Inc.(b)
7.88%, 12/15/29		301	319,450
7.13%, 11/15/30		307	319,667

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Financial Services (continued)
PennyMac Financial Services, Inc.(b) (continued)
6.88%, 05/15/32	USD	262	$ 271,484
6.75%, 02/15/34		212	216,258
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30(b)		559	594,728
Piramal Capital & Housing Finance Ltd., 7.80%, 01/29/28(h)		200	205,000
Power Finance Corp. Ltd., 3.75%, 12/06/27(h)		200	197,262
Rocket Cos., Inc.(b)
6.13%, 08/01/30		1,844	1,892,534
6.38%, 08/01/33		1,292	1,333,491
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.(b)
2.88%, 10/15/26(g)		121	118,523
3.88%, 03/01/31		157	146,614
4.00%, 10/15/33		45	41,098
UniCredit SpA, (5-year CMT + 4.75%), 5.46%, 06/30/35(a)(b)		6,135	6,185,127
UWM Holdings LLC(b)
6.63%, 02/01/30		541	550,350
6.25%, 03/15/31		228	226,914
			71,277,466
Food Products — 1.6%
Aramark Services, Inc., 5.00%, 02/01/28(b)		225	223,939
B&G Foods, Inc., 8.00%, 09/15/28(b)		127	123,052
Chobani Holdco II LLC, (8.75% in Cash or 9.5% in PIK), 8.75%, 10/01/29(b)(i)		1,897	2,010,759
Chobani LLC/Chobani Finance Corp., Inc.(b)
4.63%, 11/15/28		640	632,852
7.63%, 07/01/29		1,660	1,730,960
Darling Global Finance BV, 4.50%, 07/15/32(b)	EUR	235	278,558
Darling Ingredients, Inc., 6.00%, 06/15/30(b)(g)	USD	391	394,738
Fiesta Purchaser, Inc.(b)
7.88%, 03/01/31		28	29,549
9.63%, 09/15/32		119	128,472
General Mills, Inc., 4.20%, 04/17/28(g)		620	621,181
Kraft Heinz Foods Co.
4.25%, 03/01/31		68	66,965
5.00%, 07/15/35		214	212,339
7.13%, 08/01/39(b)(g)		4,415	5,036,467
4.63%, 10/01/39		100	91,173
5.00%, 06/04/42		12	11,078
4.38%, 06/01/46		158	131,486
5.50%, 06/01/50		2,825	2,668,324
Lamb Weston Holdings, Inc.(b)
4.88%, 05/15/28		460	458,332
4.13%, 01/31/30(g)		515	494,515
4.38%, 01/31/32		643	607,713
Post Holdings, Inc.(b)
4.63%, 04/15/30(g)		434	418,381
4.50%, 09/15/31		72	67,266
6.25%, 02/15/32		158	162,436
6.38%, 03/01/33		490	494,562
6.25%, 10/15/34		269	271,239
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/29(b)		275	263,634
			17,629,970
Ground Transportation — 1.9%
BNSF Funding Trust I, (3-mo. SOFR US + 2.61%), 6.61%, 12/15/55(a)(g)		6,125	6,118,703
CSX Corp., 3.80%, 04/15/50(g)		770	596,614
Security		Par (000)	Value
Ground Transportation (continued)
Genesee & Wyoming, Inc., 6.25%, 04/15/32(b)	USD	625	$ 635,089
Norfolk Southern Corp., 6.00%, 03/15/2105(g)		12,700	12,381,345
Watco Cos. LLC/Watco Finance Corp., 7.13%, 08/01/32(b)		289	299,135
			20,030,886
Health Care Equipment & Supplies — 0.6%
Avantor Funding, Inc.
2.63%, 11/01/25(h)	EUR	115	135,406
4.63%, 07/15/28(b)(g)	USD	2,191	2,155,194
3.88%, 11/01/29(b)		395	375,631
Bausch & Lomb Corp., 8.38%, 10/01/28(b)		1,975	2,058,320
Insulet Corp., 6.50%, 04/01/33(b)		314	326,445
Medtronic, Inc., 4.63%, 03/15/45(g)		647	594,405
Neogen Food Safety Corp., 8.63%, 07/20/30(b)		288	301,167
			5,946,568
Health Care Providers & Services — 4.2%
Acadia Healthcare Co., Inc., 7.38%, 03/15/33(b)(g)		117	121,468
Aetna, Inc., 3.88%, 08/15/47(g)		3,500	2,630,194
AHP Health Partners, Inc., 5.75%, 07/15/29(b)		609	599,345
Charles River Laboratories International, Inc., 4.00%, 03/15/31(b)		68	63,333
CHS/Community Health Systems, Inc.(b)
6.00%, 01/15/29(g)		1,211	1,175,445
5.25%, 05/15/30(g)		852	770,757
4.75%, 02/15/31		447	386,542
10.88%, 01/15/32		695	736,072
9.75%, 01/15/34		1,148	1,176,126
Concentra Health Services, Inc., 6.88%, 07/15/32(b)		433	449,619
DaVita, Inc.(b)
6.88%, 09/01/32		249	257,226
6.75%, 07/15/33		219	225,832
Elevance Health, Inc., 4.55%, 03/01/48(g)		5,000	4,274,321
Fortrea Holdings, Inc., 7.50%, 07/01/30(b)(g)		104	98,482
HAH Group Holding Co. LLC, 9.75%, 10/01/31(b)		186	176,715
HCA, Inc.
5.38%, 09/01/26		359	360,545
5.63%, 09/01/28(g)		833	859,516
5.25%, 06/15/49(g)		3,500	3,205,962
HealthEquity, Inc., 4.50%, 10/01/29(b)		1,134	1,099,555
IQVIA, Inc.(b)
5.00%, 10/15/26		354	353,568
5.00%, 05/15/27		200	199,443
6.25%, 06/01/32		1,163	1,195,728
LifePoint Health, Inc.(b)
9.88%, 08/15/30(g)		184	199,261
11.00%, 10/15/30(g)		741	816,698
8.38%, 02/15/32		92	98,045
10.00%, 06/01/32(g)		446	468,282
Medline Borrower LP(b)
3.88%, 04/01/29		362	349,129
5.25%, 10/01/29		3,037	3,010,740
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 04/01/29(b)		915	938,245
Molina Healthcare, Inc., 6.25%, 01/15/33(b)		268	270,977
Prime Healthcare Services, Inc., 9.38%, 09/01/29(b)		150	156,000
Sotera Health Holdings LLC, 7.38%, 06/01/31(b)		279	292,955
Star Parent, Inc., 9.00%, 10/01/30(b)		559	590,971
Surgery Center Holdings, Inc., 7.25%, 04/15/32(b)(g)		956	982,047
Teleflex, Inc., 4.25%, 06/01/28(b)(g)		637	621,831
Tenet Healthcare Corp.
6.13%, 06/15/30		243	246,100
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Health Care Providers & Services (continued)
Tenet Healthcare Corp. (continued)
6.75%, 05/15/31(g)	USD	3,342	$ 3,459,902
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29(b)(g)		360	368,634
UnitedHealth Group, Inc., 6.88%, 02/15/38(g)		10,000	11,588,478
			44,874,089
Health Care REITs(b) — 0.1%
Diversified Healthcare Trust, 7.25%, 10/15/30		173	175,825
MPT Operating Partnership LP/MPT Finance Corp., 8.50%, 02/15/32		1,071	1,138,004
			1,313,829
Hotel & Resort REITs — 0.6%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 02/01/30(b)		315	324,732
Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, 10/15/29(b)		159	161,370
RHP Hotel Properties LP/RHP Finance Corp.(b)
4.50%, 02/15/29(g)		1,704	1,671,152
6.50%, 04/01/32(g)		1,044	1,073,326
6.50%, 06/15/33		352	362,521
RLJ Lodging Trust LP, 4.00%, 09/15/29(b)		199	187,919
Service Properties Trust
0.00%, 09/30/27(b)(k)		340	299,720
8.63%, 11/15/31(b)		1,619	1,723,740
8.88%, 06/15/32(g)		625	628,512
XHR LP, 6.63%, 05/15/30(b)		154	158,231
			6,591,223
Hotels, Restaurants & Leisure — 3.7%
Boyne USA, Inc., 4.75%, 05/15/29(b)		611	599,448
Burger King (Restaurant Brands International Inc.)/New Red Finance, Inc., 5.63%, 09/15/29(b)		166	167,996
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc.(b)
3.88%, 01/15/28		1,128	1,100,983
4.38%, 01/15/28		2,509	2,465,295
4.00%, 10/15/30		176	165,867
Caesars Entertainment, Inc.(b)
4.63%, 10/15/29(g)		110	105,186
7.00%, 02/15/30(g)		2,677	2,753,582
6.50%, 02/15/32		812	828,230
Carnival Corp.(b)
5.88%, 06/15/31		350	358,660
5.75%, 08/01/32		602	612,642
6.13%, 02/15/33		933	956,359
Carnival PLC, 4.13%, 07/15/31(b)	EUR	510	606,139
Champion Path Holdings Ltd.(h)
4.50%, 01/27/26	USD	500	497,290
4.85%, 01/27/28		500	491,110
Churchill Downs, Inc.(b)
4.75%, 01/15/28		730	720,269
5.75%, 04/01/30		1,506	1,504,642
6.75%, 05/01/31		560	573,919
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(b)
4.63%, 01/15/29		821	781,377
6.75%, 01/15/30(g)		228	213,963
Fortune Star BVI Ltd.(h)
3.95%, 10/02/26	EUR	200	232,340
6.80%, 09/09/29	USD	200	200,200
Great Canadian Gaming Corp./Raptor LLC, 8.75%, 11/15/29(b)		512	506,284
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Haidilao International Holding Ltd., 2.15%, 01/14/26(h)	USD	200	$ 198,504
Hilton Domestic Operating Co., Inc.(b)
6.13%, 04/01/32		324	333,082
5.88%, 03/15/33		882	900,342
5.75%, 09/15/33		195	197,603
Las Vegas Sands Corp.
3.50%, 08/18/26		96	95,202
3.90%, 08/08/29		88	85,126
Light & Wonder International, Inc.(b)
7.25%, 11/15/29		218	223,749
7.50%, 09/01/31		309	321,347
6.25%, 10/01/33		314	314,534
Lindblad Expeditions LLC, 7.00%, 09/15/30(b)		417	425,044
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(b)		390	319,595
McDonald’s Corp., 4.20%, 04/01/50(g)		480	394,634
Melco Resorts Finance Ltd.
5.75%, 07/21/28(h)		300	299,850
5.38%, 12/04/29(b)		586	572,493
7.63%, 04/17/32(b)		576	603,360
7.63%, 04/17/32(h)		200	209,500
Merlin Entertainments Group U.S. Holdings, Inc., 7.38%, 02/15/31(b)		600	517,021
MGM China Holdings Ltd.
5.88%, 05/15/26(h)		200	199,876
7.13%, 06/26/31(b)		200	211,000
MGM Resorts International, 6.13%, 09/15/29		591	601,518
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(b)		313	304,267
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 04/15/30(b)		333	346,000
NCL Corp. Ltd.(b)
5.88%, 01/15/31		563	562,979
6.75%, 02/01/32		444	456,624
6.25%, 09/15/33		900	904,658
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(b)
5.63%, 09/01/29		242	130,680
5.88%, 09/01/31		310	159,825
Raising Cane’s Restaurants LLC, 9.38%, 05/01/29(b)		195	204,700
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., 6.63%, 02/01/33(b)		221	223,947
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp., 10/15/30(b)(c)		181	182,614
Sabre GLBL, Inc.(b)
8.63%, 06/01/27		144	146,062
10.75%, 11/15/29(g)		589	569,209
11.13%, 07/15/30		503	487,130
Starz Capital Holdings 1, Inc., 6.00%, 04/15/30(b)		388	367,956
Station Casinos LLC(b)
4.63%, 12/01/31		976	920,675
6.63%, 03/15/32		204	209,558
Studio City Co. Ltd., 7.00%, 02/15/27(h)		200	201,312
Studio City Finance Ltd.(h)
6.50%, 01/15/28		300	299,700
5.00%, 01/15/29		530	510,920
Sunny Express Enterprises Corp., 2.95%, 03/01/27(h)		200	196,806
Vail Resorts, Inc.(b)
5.63%, 07/15/30		265	266,656
6.50%, 05/15/32		518	535,586
Viking Cruises Ltd.(b)
5.88%, 09/15/27		350	350,134
7.00%, 02/15/29		74	74,374

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Viking Cruises Ltd.(b) (continued)
9.13%, 07/15/31	USD	1,253	$ 1,344,870
10/15/33(c)		780	780,547
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(b)		283	282,757
Voyager Parent LLC, 9.25%, 07/01/32(b)		396	418,766
Warnermedia Holdings, Inc., 5.05%, 03/15/42		74	59,076
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(b)		3	2,997
Wynn Macau Ltd.
5.63%, 08/26/28(b)		1,701	1,697,615
5.13%, 12/15/29(b)		614	600,584
6.75%, 02/15/34(h)		350	354,795
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(b)
5.13%, 10/01/29		1,236	1,237,906
7.13%, 02/15/31(g)		663	713,617
6.25%, 03/15/33		248	251,839
			39,822,902
Household Durables — 0.7%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.88%, 08/01/33(b)		178	179,527
Beazer Homes USA, Inc., 5.88%, 10/15/27		72	71,955
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 4.88%, 02/15/30(b)		699	655,550
Century Communities, Inc., 6.63%, 09/15/33(b)		222	223,945
Dream Finders Homes, Inc., 8.25%, 08/15/28(b)		168	174,292
Empire Communities Corp., 9.75%, 05/01/29(b)		73	76,542
K Hovnanian Enterprises, Inc.(b)
8.00%, 04/01/31		383	392,741
8.38%, 10/01/33		418	428,555
Lennar Corp., 5.25%, 06/01/26(g)		890	890,888
LGI Homes, Inc.(b)
8.75%, 12/15/28		183	192,117
7.00%, 11/15/32		334	326,126
Mattamy Group Corp., 4.63%, 03/01/30(b)		427	412,120
Meritage Homes Corp., 1.75%, 05/15/28(l)		545	557,787
New Home Co., Inc., 9.25%, 10/01/29(b)		324	340,211
Newell Brands, Inc., 8.50%, 06/01/28(b)		260	275,011
PulteGroup, Inc.
5.00%, 01/15/27		55	55,480
7.88%, 06/15/32		56	65,948
Scotts Miracle-Gro Co.
4.50%, 10/15/29		45	43,720
4.00%, 04/01/31		250	230,710
4.38%, 02/01/32		187	172,660
Sekisui House Ltd., 5.10%, 10/23/34(h)		200	202,069
Somnigroup International, Inc.(b)
4.00%, 04/15/29		563	540,338
3.88%, 10/15/31		9	8,243
STL Holding Co. LLC, 8.75%, 02/15/29(b)		171	179,194
Toll Brothers Finance Corp., 4.35%, 02/15/28		35	35,103
Whirlpool Corp.
6.13%, 06/15/30		73	73,572
6.50%, 06/15/33		182	181,625
			6,986,029
Household Products — 0.0%
Central Garden & Pet Co., 4.13%, 10/15/30(g)		159	151,027
Independent Power and Renewable Electricity Producers — 1.4%
Alexander Funding Trust II, 7.47%, 07/31/28(b)		520	556,019
Calpine Corp.(b)
4.50%, 02/15/28		10	9,958
Security		Par (000)	Value
Independent Power and Renewable Electricity Producers (continued)
Calpine Corp.(b) (continued)
5.13%, 03/15/28	USD	2,807	$ 2,808,432
5.00%, 02/01/31		100	99,708
Clearway Energy Operating LLC(b)
4.75%, 03/15/28		592	584,857
3.75%, 01/15/32		255	228,898
Greenko Dutch BV, 3.85%, 03/29/26(h)		697	690,397
India Green Power Holdings, 4.00%, 02/22/27(h)		607	592,971
JERA Co., Inc., 3.67%, 04/14/27(h)		200	198,101
Lightning Power LLC, 7.25%, 08/15/32(b)		13	13,763
NRG Energy, Inc.(b)
5.75%, 07/15/29		555	555,664
6.00%, 02/01/33		1,028	1,044,007
01/15/34(c)		778	777,206
6.25%, 11/01/34		1,193	1,222,934
01/15/36(c)		2,075	2,075,298
ReNew Pvt Ltd., 5.88%, 03/05/27(h)		200	199,722
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries, 4.50%, 07/14/28(h)		550	530,062
San Miguel Global Power Holdings Corp.(a)(h)(j)
(1-year CMT + 6.40%), 8.13%		200	201,250
(5-year CMT + 7.73%), 8.75%		200	205,000
Vistra Corp., (5-year CMT + 6.93%), 8.00%(a)(b)(j)		247	252,646
XPLR Infrastructure LP(b)(l)
0.00%, 11/15/25(k)		816	809,880
2.50%, 06/15/26		840	819,000
			14,475,773
Industrial Conglomerates(b) — 0.0%
Amsted Industries, Inc., 6.38%, 03/15/33		165	169,353
Axon Enterprise, Inc., 6.25%, 03/15/33		94	96,754
Enpro, Inc., 6.13%, 06/01/33		208	212,585
			478,692
Insurance — 6.5%
Acrisure LLC/Acrisure Finance, Inc., 6.75%, 07/01/32(b)		155	159,601
AIA Group Ltd., (5-year CMT + 1.76%), 2.70%(a)(h)(j)		200	197,750
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer(b)
4.25%, 10/15/27		26	25,568
6.75%, 10/15/27(g)		1,576	1,579,395
6.75%, 04/15/28		356	362,310
5.88%, 11/01/29		2	1,990
7.00%, 01/15/31		1,283	1,325,632
7.38%, 10/01/32		1,221	1,258,158
Allstate Corp., Series B, (3-mo. CME Term SOFR + 3.20%), 7.41%, 08/15/53(a)		5,000	5,007,960
AmWINS Group, Inc.(b)
6.38%, 02/15/29		330	336,710
4.88%, 06/30/29		380	369,318
Amynta Agency Borrower, Inc. and Amynta Warranty Borrower, Inc., 7.50%, 07/15/33(b)		439	449,381
Aon Global Ltd., 4.25%, 12/12/42(g)		6,500	5,494,102
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.88%, 11/01/29(b)		333	347,525
Ardonagh Finco Ltd., 7.75%, 02/15/31(b)		2,052	2,147,190
Ardonagh Group Finance Ltd., 8.88%, 02/15/32(b)		1,767	1,857,637
Farmers Exchange Capital II, (3-mo. CME Term SOFR + 4.01%), 6.15%, 11/01/53(a)(b)(g)		4,890	4,791,846
Fubon Life Singapore Pte. Ltd., 5.45%, 12/10/35(h)		400	407,500
FWD Group Holdings Ltd., 7.64%, 07/02/31(h)		400	445,588
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Insurance (continued)
Guoren Property & Casualty Insurance Co. Ltd., 3.35%, 06/01/26(h)	USD	200	$ 196,860
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC(b)
7.25%, 02/15/31		2,166	2,230,051
8.13%, 02/15/32		1,360	1,410,997
HUB International Ltd.(b)
7.25%, 06/15/30		4,769	4,973,615
7.38%, 01/31/32		5,400	5,623,231
Jones Deslauriers Insurance Management, Inc.(b)
8.50%, 03/15/30		816	857,298
6.88%, 10/01/33		456	453,610
Meiji Yasuda Life Insurance Co.(a)(h)
(5-year CMT + 2.91%), 6.10%, 06/11/55		600	624,278
(5-year CMT + 3.03%), 5.80%, 09/11/54		350	357,321
Nanshan Life Pte. Ltd.(h)
5.45%, 09/11/34		200	198,320
(5-year CMT + 1.85%), 5.88%, 03/17/41(a)		200	202,966
Nassau Cos., of New York, 7.88%, 07/15/30(b)		125	127,664
Nippon Life Insurance Co., (5-year CMT + 3.19%), 6.50%, 04/30/55(a)(b)(g)		7,195	7,747,123
Northwestern Mutual Life Insurance Co., 6.06%, 03/30/40(b)(g)		12,000	12,713,616
Panther Escrow Issuer LLC, 7.13%, 06/01/31(b)		3,541	3,683,058
RLGH Finance Bermuda Ltd., 6.75%, 07/02/35(h)		275	293,393
Ryan Specialty LLC(b)
4.38%, 02/01/30		226	218,968
5.88%, 08/01/32		373	377,172
Tongyang Life Insurance Co. Ltd., (5-year CMT + 2.40%), 6.25%, 05/07/35(a)(h)		400	417,182
USI, Inc., 7.50%, 01/15/32(b)		670	702,614
			69,974,498
Interactive Media & Services — 0.6%
Baidu, Inc., 1.63%, 02/23/27		200	193,654
Netflix, Inc.(g)
5.88%, 11/15/28		1,698	1,790,529
5.38%, 11/15/29(b)		2,007	2,100,154
4.88%, 06/15/30(b)		461	473,837
Prosus NV, 4.34%, 07/15/35(h)	EUR	150	176,988
Snap, Inc.(b)
6.88%, 03/01/33(g)	USD	503	514,115
6.88%, 03/15/34		348	352,222
Tencent Holdings Ltd.(h)
3.60%, 01/19/28		200	198,566
3.68%, 04/22/41(g)		200	171,388
			5,971,453
Internet Software & Services — 0.8%
Acuris Finance U.S., Inc./Acuris Finance SARL(b)
5.00%, 05/01/28		724	703,638
9.00%, 08/01/29		200	209,000
Alibaba Group Holding Ltd., 2.70%, 02/09/41		200	149,240
ANGI Group LLC, 3.88%, 08/15/28(b)		432	406,015
Booking Holdings, Inc., 3.55%, 03/15/28(g)		3,375	3,339,054
Cablevision Lightpath LLC(b)
3.88%, 09/15/27		368	357,270
5.63%, 09/15/28		540	531,184
Getty Images, Inc., 11.25%, 02/21/30(b)		57	54,431
ION Trading Technologies SARL, 9.50%, 05/30/29(b)		400	422,470
Match Group Holdings II LLC(b)
4.13%, 08/01/30		383	361,741
3.63%, 10/01/31(g)		279	252,864
Security		Par (000)	Value
Internet Software & Services (continued)
Match Group Holdings II LLC(b) (continued)
6.13%, 09/15/33	USD	444	$ 447,900
Rakuten Group, Inc.
9.75%, 04/15/29(b)		522	586,971
9.75%, 04/15/29(h)		200	224,893
			8,046,671
IT Services — 0.6%
Amentum Holdings, Inc., 7.25%, 08/01/32(b)		364	377,965
CA Magnum Holdings
5.38%, 10/31/26(b)		964	959,301
5.38%, 10/31/26(h)		700	696,588
CACI International, Inc., 6.38%, 06/15/33(b)		440	453,882
Fair Isaac Corp.(b)
4.00%, 06/15/28		393	382,210
6.00%, 05/15/33		1,569	1,588,523
Fortress Intermediate 3, Inc., 7.50%, 06/01/31(b)		739	773,763
Insight Enterprises, Inc., 6.63%, 05/15/32(b)		196	200,959
KBR, Inc., 4.75%, 09/30/28(b)		93	91,974
McAfee Corp., 7.38%, 02/15/30(b)(g)		421	390,516
Science Applications International Corp., 5.88%, 11/01/33(b)		303	303,094
Wipro IT Services LLC, 1.50%, 06/23/26(h)		200	195,878
			6,414,653
Leisure Products — 0.0%
Mattel, Inc., 3.75%, 04/01/29(b)		122	118,429
Machinery — 0.7%
BWX Technologies, Inc., 4.13%, 06/30/28(b)		70	68,328
Chart Industries, Inc.(b)
7.50%, 01/01/30(g)		849	883,584
9.50%, 01/01/31		93	99,636
Esab Corp., 6.25%, 04/15/29(b)		405	416,058
GrafTech Global Enterprises, Inc., 9.88%, 12/23/29(b)(g)		200	170,500
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29(b)(g)		736	769,260
Manitowoc Co., Inc., 9.25%, 10/01/31(b)		177	185,711
Regal Rexnord Corp., 6.40%, 04/15/33(g)		510	547,509
Terex Corp.(b)
5.00%, 05/15/29		399	392,937
6.25%, 10/15/32		467	475,731
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(b)		3,002	2,991,386
Vertiv Group Corp., 4.13%, 11/15/28(b)		1,040	1,015,539
			8,016,179
Media — 5.8%
Cable One, Inc.(l)
0.00%, 03/15/26(k)		136	132,465
1.13%, 03/15/28		79	67,427
CCO Holdings LLC/CCO Holdings Capital Corp.(b)
5.38%, 06/01/29		131	130,126
6.38%, 09/01/29(g)		7,991	8,100,764
4.75%, 03/01/30		160	153,531
4.50%, 08/15/30		113	106,719
4.25%, 02/01/31		1,041	959,002
7.38%, 03/01/31		2,701	2,786,851
4.75%, 02/01/32		40	36,990
4.25%, 01/15/34(g)		1,252	1,082,433
Charter Communications Operating LLC/Charter Communications Operating Capital
6.38%, 10/23/35		479	501,815
6.48%, 10/23/45(g)		9,584	9,468,108
5.38%, 05/01/47		1,500	1,296,500
6.83%, 10/23/55		3,540	3,608,697

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Media (continued)
Cinemark USA, Inc., 7.00%, 08/01/32(b)	USD	109	$ 113,289
Cox Communications, Inc., 8.38%, 03/01/39(b)(g)		5,000	6,008,998
CSC Holdings LLC(b)
5.50%, 04/15/27		402	381,550
5.38%, 02/01/28		877	768,852
11.25%, 05/15/28		1,689	1,563,605
11.75%, 01/31/29		834	701,347
Directv Financing LLC, 8.88%, 02/01/30(b)		625	617,326
Directv Financing LLC/Directv Financing Co-Obligor, Inc.(b)
5.88%, 08/15/27		533	532,402
10.00%, 02/15/31		1,042	1,040,470
Discovery Communications LLC, 4.88%, 04/01/43(g)		4,000	2,840,000
DISH DBS Corp.(b)
5.25%, 12/01/26		1,339	1,315,694
5.75%, 12/01/28		907	869,487
DISH Network Corp., 11.75%, 11/15/27(b)		2,210	2,338,748
Gray Media, Inc.(b)
10.50%, 07/15/29(g)		409	442,232
9.63%, 07/15/32		546	557,814
7.25%, 08/15/33		680	673,848
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(b)		593	355,067
Live Nation Entertainment, Inc.(b)
4.75%, 10/15/27(g)		425	422,188
3.75%, 01/15/28		155	151,227
Midcontinent Communications, 8.00%, 08/15/32(b)		211	217,394
Paramount Global, 5.85%, 09/01/43(g)		1,300	1,187,348
Sinclair Television Group, Inc., 8.13%, 02/15/33(b)		875	897,986
Sirius XM Radio LLC(b)
3.13%, 09/01/26		53	52,269
5.00%, 08/01/27		684	680,716
Sunrise FinCo I BV, 4.88%, 07/15/31(b)		768	731,635
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(b)		1,000	994,145
Time Warner Cable LLC, 6.55%, 05/01/37		3,519	3,660,681
Univision Communications, Inc.(b)
8.00%, 08/15/28		1,110	1,150,204
8.50%, 07/31/31		521	538,006
9.38%, 08/01/32		515	548,819
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28(b)		1,452	1,422,306
Ziggo BV, 4.88%, 01/15/30(b)		200	188,771
			62,395,852
Metals & Mining — 2.2%
ABJA Investment Co. Pte. Ltd., 5.45%, 01/24/28(h)		306	312,120
Advanced Drainage Systems, Inc., 6.38%, 06/15/30(b)		724	736,823
Arsenal AIC Parent LLC(b)
8.00%, 10/01/30		268	283,757
11.50%, 10/01/31		1,244	1,381,620
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(b)		2,424	2,424,948
Carpenter Technology Corp., 7.63%, 03/15/30		108	110,984
Chinalco Capital Holdings Ltd., 2.13%, 06/03/26(h)		200	196,972
Cleveland-Cliffs, Inc., 6.88%, 11/01/29(b)		486	495,266
Constellium SE(b)
3.75%, 04/15/29		1,731	1,647,018
6.38%, 08/15/32		446	455,901
First Quantum Minerals Ltd.(b)
9.38%, 03/01/29		916	968,945
8.00%, 03/01/33		259	273,347
Security		Par (000)	Value
Metals & Mining (continued)
First Quantum Minerals Ltd.(b) (continued)
7.25%, 02/15/34	USD	240	$ 247,260
JSW Steel Ltd., 3.95%, 04/05/27(h)		500	491,000
Kaiser Aluminum Corp.(b)
4.63%, 03/01/28(g)		1,058	1,046,152
4.50%, 06/01/31		1,099	1,035,841
New Gold, Inc., 6.88%, 04/01/32(b)		409	428,396
Novelis Corp.(b)
4.75%, 01/30/30(g)		2,401	2,313,760
6.88%, 01/30/30		597	619,073
3.88%, 08/15/31		1,056	962,743
6.38%, 08/15/33		869	877,982
Periama Holdings LLC, 5.95%, 04/19/26(h)		200	200,700
Southern Copper Corp., 5.88%, 04/23/45(g)		3,870	4,002,315
Steel Dynamics, Inc., 3.25%, 10/15/50(g)		1,145	793,758
Vallourec SACA, 7.50%, 04/15/32(b)		404	430,448
Vedanta Resources Finance II PLC(h)
10.88%, 09/17/29		300	314,062
11.25%, 12/03/31		200	213,900
			23,265,091
Mortgage Real Estate Investment Trusts (REITs)(b) — 0.1%
Arbor Realty SR, Inc., 7.88%, 07/15/30		188	197,671
Blackstone Mortgage Trust, Inc., 3.75%, 01/15/27		368	359,264
Starwood Property Trust, Inc.
7.25%, 04/01/29		250	262,511
6.00%, 04/15/30		116	117,763
6.50%, 07/01/30		217	224,452
6.50%, 10/15/30		314	324,352
			1,486,013
Multi-Utilities — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp., 9.50%, 06/01/30(b)		161	168,547
Oil, Gas & Consumable Fuels — 11.2%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(b)		508	529,791
Antero Midstream Partners LP/Antero Midstream Finance Corp.(b)
5.75%, 01/15/28		127	126,751
5.38%, 06/15/29		1,095	1,090,986
6.63%, 02/01/32		417	429,482
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(b)
9.00%, 11/01/27		161	194,512
6.63%, 07/15/33		221	224,682
Blue Racer Midstream LLC/Blue Racer Finance Corp.(b)
7.00%, 07/15/29		321	332,855
7.25%, 07/15/32		258	271,329
Buckeye Partners LP
6.88%, 07/01/29(b)		29	30,055
6.75%, 02/01/30(b)		116	120,483
5.85%, 11/15/43		383	357,210
5.60%, 10/15/44		191	173,626
Caturus Energy LLC, 8.50%, 02/15/30(b)		837	871,458
Chord Energy Corp., 6.75%, 03/15/33(b)		147	148,939
CITGO Petroleum Corp., 8.38%, 01/15/29(b)		733	761,728
Civitas Resources, Inc.(b)
8.38%, 07/01/28		187	193,835
8.75%, 07/01/31		487	498,937
CNOOC Finance 2014 ULC, Series 2014, 4.88%, 04/30/44		250	248,270
CNX Resources Corp., 7.25%, 03/01/32(b)		152	157,689
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Comstock Resources, Inc.(b)
6.75%, 03/01/29	USD	649	$ 647,080
5.88%, 01/15/30		783	754,072
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(b)		2,468	2,445,058
Crescent Energy Finance LLC(b)
7.63%, 04/01/32(g)		383	380,355
7.38%, 01/15/33		838	815,931
8.38%, 01/15/34		492	498,493
Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.38%, 06/30/33(b)		378	384,387
Devon Energy Corp.
5.25%, 10/15/27		130	130,010
5.88%, 06/15/28		204	204,014
4.50%, 01/15/30		117	117,270
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(b)		73	77,357
Diamondback Energy, Inc.
3.50%, 12/01/29(g)		692	667,641
6.25%, 03/15/33		2,880	3,102,939
eG Global Finance PLC, 12.00%, 11/30/28(b)		418	459,113
Enbridge, Inc.
6.70%, 11/15/53(g)		5,595	6,248,229
(3-mo. CME Term SOFR + 3.90%), 6.25%, 03/01/78(a)		5,000	5,050,875
Series 2016-A, (3-mo. CME Term SOFR + 4.15%), 6.00%, 01/15/77(a)		5,880	5,896,476
Energy Transfer LP
5.50%, 06/01/27(g)		406	413,040
7.38%, 02/01/31(b)		417	435,549
6.13%, 12/15/45(g)		3,579	3,603,254
Series B, (3-mo. SOFR US + 4.42%), 6.63%(a)(j)		5,000	4,990,420
Series H, (5-year CMT + 5.69%), 6.50%(a)(j)		121	121,451
Enterprise Products Operating LLC
4.90%, 05/15/46(g)		5,375	4,934,884
Series E, (3-mo. CME Term SOFR + 3.29%), 5.25%, 08/16/77(a)		4,800	4,794,839
EQT Corp.
6.38%, 04/01/29(g)		481	498,790
7.50%, 06/01/30		141	155,541
4.75%, 01/15/31		802	800,365
Excelerate Energy LP, 8.00%, 05/15/30(b)		244	259,730
Exxon Mobil Corp., 3.45%, 04/15/51(g)		3,890	2,850,114
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28		393	395,768
7.88%, 05/15/32		227	236,751
8.00%, 05/15/33		108	112,962
Global Partners LP/GLP Finance Corp., 7.13%, 07/01/33(b)		162	166,047
Gulfport Energy Operating Corp., 6.75%, 09/01/29(b)		243	249,365
Harvest Midstream I LP, 7.50%, 05/15/32(b)		158	161,398
Hess Midstream Operations LP(b)
6.50%, 06/01/29		393	405,315
4.25%, 02/15/30		144	139,570
Hilcorp Energy I LP/Hilcorp Finance Co.(b)
6.25%, 11/01/28		238	238,587
5.75%, 02/01/29		199	196,035
6.00%, 04/15/30		32	31,448
6.25%, 04/15/32		20	19,187
8.38%, 11/01/33		319	335,039
6.88%, 05/15/34		537	516,298
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Hilcorp Energy I LP/Hilcorp Finance Co.(b) (continued)
7.25%, 02/15/35	USD	191	$ 186,662
Howard Midstream Energy Partners LLC(b)
7.38%, 07/15/32		37	38,407
6.63%, 01/15/34		396	403,752
ITT Holdings LLC, 6.50%, 08/01/29(b)(g)		995	978,219
Kinder Morgan, Inc.
7.80%, 08/01/31		197	228,524
7.75%, 01/15/32(g)		4,586	5,332,550
Kinetik Holdings LP(b)
6.63%, 12/15/28		83	85,193
5.88%, 06/15/30		18	18,105
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/32(b)		187	191,902
Marathon Petroleum Corp., 5.13%, 12/15/26(g)		937	945,337
Matador Resources Co.(b)
6.88%, 04/15/28		274	279,628
6.50%, 04/15/32		437	441,182
Medco Laurel Tree Pte Ltd., 6.95%, 11/12/28(h)		400	403,800
MPLX LP(g)
5.20%, 03/01/47		3,500	3,145,313
4.70%, 04/15/48		5,000	4,186,513
5.50%, 02/15/49		2,640	2,457,721
5.65%, 03/01/53		885	835,327
Murphy Oil Corp., 5.88%, 12/01/42		47	41,096
Nabors Industries, Inc., 7.38%, 05/15/27(b)		74	75,118
NGL Energy Operating LLC/NGL Energy Finance Corp.(b)
8.13%, 02/15/29(g)		542	555,722
8.38%, 02/15/32		1,004	1,028,745
NGPL PipeCo LLC, 7.77%, 12/15/37(b)		1,117	1,288,899
Noble Finance II LLC, 8.00%, 04/15/30(b)		108	111,786
Northern Oil & Gas, Inc.(b)
8.13%, 03/01/28		907	919,806
10/15/33(c)		635	632,487
Northriver Midstream Finance LP, 6.75%, 07/15/32(b)		244	249,513
NuStar Logistics LP, 6.00%, 06/01/26		163	163,592
Occidental Petroleum Corp., 6.20%, 03/15/40		568	577,293
ONEOK, Inc., 4.85%, 07/15/26		35	35,118
Parkland Corp., 6.63%, 08/15/32(b)		297	305,186
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/30(b)		211	208,324
Permian Resources Operating LLC(b)
8.00%, 04/15/27		444	450,896
5.88%, 07/01/29		1,002	1,006,485
7.00%, 01/15/32		321	332,921
6.25%, 02/01/33		781	795,570
Pertamina Hulu Energi PT, 5.25%, 05/21/30(h)		300	306,127
Pertamina Persero PT(h)
1.40%, 02/09/26		250	247,043
2.30%, 02/09/31		200	177,400
Petroleos Mexicanos, 6.70%, 02/16/32		695	688,919
Petronas Capital Ltd.(h)
2.48%, 01/28/32		200	180,017
4.50%, 03/18/45		200	179,036
Plains All American Pipeline LP, Series B, (3-mo. CME Term SOFR + 4.37%), 8.58%(a)(j)		2,215	2,218,320
Prairie Acquiror LP, 9.00%, 08/01/29(b)		269	280,057
Reliance Industries Ltd., 3.67%, 11/30/27(h)		300	296,739
Rockies Express Pipeline LLC, 6.88%, 04/15/40(b)		580	596,938
Sabine Pass Liquefaction LLC, 5.88%, 06/30/26(g)		493	494,621

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Sinopec Group Overseas Development 2018 Ltd., 2.30%, 01/08/31(h)	USD	500	$ 463,475
Sunoco LP(b)
5.63%, 03/15/31		159	157,827
6.25%, 07/01/33		337	343,013
5.88%, 03/15/34		161	159,606
Sunoco LP/Sunoco Finance Corp., 5.88%, 03/15/28		317	317,082
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(b)
5.50%, 01/15/28		255	253,703
7.38%, 02/15/29		672	692,054
6.00%, 12/31/30		70	69,127
6.00%, 09/01/31		182	178,073
TGNR Intermediate Holdings LLC, 5.50%, 10/15/29(b)		398	389,461
TransMontaigne Partners LLC, 8.50%, 06/15/30(b)		75	78,152
Transocean International Ltd.(b)
8.00%, 02/01/27(g)		440	439,388
8.25%, 05/15/29		181	178,442
8.75%, 02/15/30		180	189,391
8.50%, 05/15/31		203	198,946
10/15/32(c)		251	251,000
Transocean Titan Financing Ltd., 8.38%, 02/01/28(b)		94	96,215
Valaris Ltd., 8.38%, 04/30/30(b)		558	579,117
Venture Global LNG, Inc.(b)
9.50%, 02/01/29		2,670	2,942,407
8.38%, 06/01/31(g)		1,218	1,278,864
9.88%, 02/01/32		1,226	1,334,775
Venture Global Plaquemines LNG LLC(b)
7.50%, 05/01/33		384	424,324
6.50%, 01/15/34		1,155	1,215,819
7.75%, 05/01/35		293	330,712
6.75%, 01/15/36		1,205	1,279,923
Vital Energy, Inc.
7.75%, 07/31/29(b)		154	152,508
9.75%, 10/15/30(g)		322	336,187
7.88%, 04/15/32(b)(g)		737	715,433
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29(b)		363	366,766
Williams Cos., Inc.(g)
8.75%, 03/15/32		2,478	3,006,833
5.10%, 09/15/45		5,075	4,698,187
Woodside Finance Ltd., 3.70%, 09/15/26(h)		200	198,637
			119,621,021
Passenger Airlines — 0.5%
American Airlines, Inc., 8.50%, 05/15/29(b)(g)		372	388,053
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(b)		58	58,222
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(b)		381	386,438
OneSky Flight LLC, 8.88%, 12/15/29(b)		264	277,610
Singapore Airlines Ltd., 3.00%, 07/20/26(h)		200	198,082
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A, 4.20%, 09/15/28(b)		641	625,098
United Airlines Pass-Through Trust, Series 2020-1, Class A, 5.88%, 04/15/29(g)		2,504	2,573,436
United Airlines, Inc., 4.63%, 04/15/29(b)(g)		532	523,854
			5,030,793
Personal Care Products — 0.1%
Opal Bidco SAS, 6.50%, 03/31/32(b)		417	427,319
Perrigo Finance Unlimited Co., 6.13%, 09/30/32		425	427,850
			855,169
Pharmaceuticals — 4.6%
1261229 B.C. Ltd., 10.00%, 04/15/32(b)		4,000	4,100,208
Security		Par (000)	Value
Pharmaceuticals (continued)
AbbVie, Inc.(g)
4.75%, 03/15/45	USD	5,485	$ 5,075,532
4.70%, 05/14/45		3,255	2,985,841
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32(b)		226	233,732
Bausch Health Cos., Inc.(b)
4.88%, 06/01/28		69	61,755
11.00%, 09/30/28		2,071	2,153,880
Bayer U.S. Finance LLC, 6.88%, 11/21/53(b)(g)		715	778,423
CVS Health Corp.(g)
5.13%, 07/20/45		3,879	3,521,219
5.05%, 03/25/48		8,205	7,300,296
Eli Lilly & Co., 5.65%, 10/15/65		4,735	4,889,074
Merck & Co., Inc., 6.50%, 12/01/33(g)		6,420	7,285,484
Option Care Health, Inc., 4.38%, 10/31/29(b)		461	444,596
Organon & Co./Organon Foreign Debt Co-Issuer BV, 4.13%, 04/30/28(b)		1,000	966,142
PRA Health Sciences, Inc., 2.88%, 07/15/26(b)(g)		707	697,246
Takeda Pharmaceutical Co. Ltd., 2.05%, 03/31/30(g)		8,270	7,510,575
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26		679	665,420
			48,669,423
Real Estate Management & Development — 0.7%
Aldar Properties PJSC, (5-year CMT + 2.04%), 6.62%, 04/15/55(a)(h)		250	261,875
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp.
7.00%, 04/15/30(b)		327	330,924
Series AI, 7.00%, 04/15/30		320	323,841
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 9.75%, 04/15/30(b)		171	186,618
AYC Finance Ltd., 3.90%(h)(j)		300	198,864
China Overseas Finance Cayman VII Ltd., 4.75%, 04/26/28(h)		200	201,194
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/31(b)		216	230,541
Fantasia Holdings Group Co. Ltd., 7.95%, 07/05/22(e)(h)(m)		1,050	21,656
Five Point Operating Co. LP, 8.00%, 10/01/30(b)		109	110,610
Howard Hughes Corp., 4.13%, 02/01/29(b)		176	168,834
New Metro Global Ltd., 4.50%, 05/02/26(h)		349	336,569
Northwest Florida Timber Finance LLC, 4.75%, 03/04/29(b)(g)		4,485	4,350,878
Sinochem Offshore Capital Co. Ltd., 1.50%, 09/23/26(h)		200	194,758
Wharf REIC Finance BVI Ltd., 2.88%, 05/07/30(h)		200	185,958
Yango Justice International Ltd.(e)(h)(m)
8.25%, 11/25/23		200	250
7.50%, 04/15/24		200	250
			7,103,620
Retail REITs — 0.0%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(b)		505	495,987
Semiconductors & Semiconductor Equipment — 2.2%
Amkor Technology, Inc., 5.88%, 10/01/33(b)		98	98,998
Broadcom, Inc., 5.00%, 04/15/30(g)		10,970	11,304,086
Entegris, Inc., 4.75%, 04/15/29(b)		2	1,983
Kioxia Holdings Corp., 6.63%, 07/24/33		349	358,783
Lam Research Corp., 4.88%, 03/15/49(g)		875	817,035
NVIDIA Corp.(g)
3.50%, 04/01/50		2,785	2,137,209
3.70%, 04/01/60		1,760	1,334,653
NXP BV/NXP Funding LLC/NXP USA, Inc.(g)
4.40%, 06/01/27		750	751,740
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
NXP BV/NXP Funding LLC/NXP USA, Inc.(g) (continued)
3.40%, 05/01/30	USD	1,755	$ 1,684,800
QUALCOMM, Inc.(g)
4.30%, 05/20/47		3,500	2,998,456
6.00%, 05/20/53		1,993	2,142,364
TSMC Global Ltd., 2.25%, 04/23/31(h)		250	225,799
			23,855,906
Software — 2.8%
AthenaHealth Group, Inc., 6.50%, 02/15/30(b)		3,919	3,886,934
Camelot Finance SA, 4.50%, 11/01/26(b)		189	188,352
Capstone Borrower, Inc., 8.00%, 06/15/30(b)		1,073	1,122,134
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/29(b)(g)		101	89,007
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29(b)		302	260,038
Cloud Software Group, Inc.(b)
6.50%, 03/31/29		2,494	2,516,497
9.00%, 09/30/29(g)		4,233	4,390,495
8.25%, 06/30/32		2,586	2,743,108
CoreLogic, Inc., 4.50%, 05/01/28(b)		1,488	1,442,768
CoreWeave, Inc., 9.25%, 06/01/30(b)		370	382,134
Elastic NV, 4.13%, 07/15/29(b)		718	689,211
Ellucian Holdings, Inc., 6.50%, 12/01/29(b)		661	671,522
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL(b)
4.63%, 05/01/28		205	198,266
8.75%, 05/01/29		219	226,984
Oracle Corp.(g)
3.95%, 03/25/51		4,425	3,290,024
5.55%, 02/06/53		1,280	1,211,167
Playtika Holding Corp., 4.25%, 03/15/29(b)		114	104,660
PTC, Inc., 4.00%, 02/15/28(b)		365	357,353
SS&C Technologies, Inc., 6.50%, 06/01/32(b)		1,008	1,042,108
Twilio, Inc.
3.63%, 03/15/29		259	246,805
3.88%, 03/15/31		558	524,672
UKG, Inc., 6.88%, 02/01/31(b)		3,650	3,766,198
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(b)		345	326,997
			29,677,434
Specialty Retail(b) — 0.1%
Advance Auto Parts, Inc., 7.00%, 08/01/30		217	223,261
Staples, Inc., 10.75%, 09/01/29		210	207,642
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31		237	225,503
			656,406
Technology Hardware, Storage & Peripherals — 0.3%
Dell International LLC/EMC Corp., 8.35%, 07/15/46(g)		1,005	1,306,158
Seagate Data Storage Technology Pte Ltd.(b)
8.25%, 12/15/29		589	623,517
5.88%, 07/15/30		324	329,643
8.50%, 07/15/31		701	742,119
			3,001,437
Textiles, Apparel & Luxury Goods(b) — 0.3%
Beach Acquisition Bidco LLC
5.25%, 07/15/32	EUR	592	712,472
(10.00% PIK), 10.00%, 07/15/33(i)	USD	1,071	1,155,247
Crocs, Inc., 4.13%, 08/15/31		244	223,540
Security		Par (000)	Value
Textiles, Apparel & Luxury Goods (continued)
Hanesbrands, Inc., 9.00%, 02/15/31	USD	21	$ 22,226
Levi Strauss & Co.
4.00%, 08/15/30	EUR	155	184,658
3.50%, 03/01/31	USD	462	428,937
			2,727,080
Tobacco(g) — 2.2%
Altria Group, Inc., 10.20%, 02/06/39		13,392	19,071,387
BAT Capital Corp., 4.54%, 08/15/47		1,999	1,676,241
Reynolds American, Inc., 5.85%, 08/15/45		2,335	2,313,920
			23,061,548
Transportation Infrastructure — 0.5%
FedEx Corp., 5.25%, 05/15/50(g)		6,000	5,497,427
SF Holding Investment 2021 Ltd., 2.38%, 11/17/26(h)		200	195,936
			5,693,363
Wireless Telecommunication Services — 1.0%
Altice France SA(b)
5.13%, 01/15/29		1,746	1,501,560
5.13%, 07/15/29		800	683,200
5.50%, 10/15/29		200	172,987
Digicel International Finance Ltd./Difl U.S. LLC, 8.63%, 08/01/32(b)		1,261	1,293,723
Sprint LLC, 7.63%, 03/01/26(g)		1,096	1,098,449
T-Mobile USA, Inc.
4.75%, 02/01/28(g)		1,013	1,014,525
2.63%, 02/15/29(g)		438	415,693
3.38%, 04/15/29(g)		676	656,348
2.88%, 02/15/31		235	216,663
3.50%, 04/15/31(g)		990	941,724
5.05%, 07/15/33(g)		2,000	2,042,926
Vmed O2 U.K. Financing I PLC(b)
4.25%, 01/31/31		400	370,866
4.75%, 07/15/31		200	188,249
			10,596,913
Total Corporate Bonds — 111.1% (Cost: $1,179,965,198)			1,188,481,912
Fixed Rate Loan Interests
Distributors — 0.0%
TMK Hawk Parent Corp., 2024 PIK Term Loan, 11.00%, 12/15/31(d)		3	—
IT Services — 0.0%
Clover Holdings 2 LLC, Fixed Term Loan B, 7.75%, 12/09/31		256	257,801
X Corp., 2025 Fixed Term Loan, 9.50%, 10/26/29		23	23,054
			280,855
Software — 0.0%
Cotiviti, Inc., 2024 Fixed Term Loan B, 7.63%, 05/01/31		145	145,407
Total Fixed Rate Loan Interests — 0.0% (Cost: $426,353)			426,262

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Floating Rate Loan Interests(a)
Advertising Agencies — 0.0%
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.11%), 8.28%, 08/23/28	USD	84	$ 83,579
Outfront Media Capital LLC, 2025 Term Loan B, 09/24/32(n)		98	97,939
Planet U.S. Buyer LLC, 2024 Term Loan B, (3-mo. CME Term SOFR + 3.00%), 7.20%, 02/07/31		62	62,759
Summer BC Holdco B SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 5.26%), 9.26%, 02/15/29		37	36,139
			280,416
Aerospace & Defense — 0.2%
Bleriot U.S. Bidco, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.50%, 10/31/30		140	139,619
Cobham Ultra SeniorCo SARL, USD Term Loan B, (6- mo. CME Term SOFR + 4.18%), 8.37%, 08/03/29		158	157,872
Dynasty Acquisition Co., Inc.
2024 1st Lien Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.16%, 10/31/31		324	323,800
2024 1st Lien Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.16%, 10/31/31		123	123,514
Goat Holdco LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.91%, 01/27/32		72	71,679
Kaman Corp.
2025 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.83%, 02/26/32		1	773
2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.90%, 02/26/32		88	87,500
Propulsion BC Finco SARL, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.04%, 09/14/29		29	28,649
TransDigm, Inc.
2023 Term Loan J, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.50%, 02/28/31		683	682,838
2024 Term Loan L, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.50%, 01/19/32		252	252,276
2025 Term Loan K, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.25%, 03/22/30		40	40,431
2025 Term Loan M, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.66%, 08/19/32		417	416,466
			2,325,417
Air Freight & Logistics — 0.0%
Rand Parent LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.00%, 03/18/30		171	170,487
Stonepeak Nile Parent LLC, 2025 Term Loan B, 04/09/32(n)		68	67,915
			238,402
Automobile Components — 0.1%
Clarios Global LP
2024 USD Term Loan B, (1-mo. CME Term SOFR + 2.50%), 6.66%, 05/06/30		463	462,323
2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.91%, 01/28/32		223	222,931
Security		Par (000)	Value
Automobile Components (continued)
Garrett LX I SARL, 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.31%, 01/30/32	USD	14	$ 13,895
RealTruck Group, Inc., 2023 Incremental Term Loan, (1-mo. CME Term SOFR + 5.11%), 9.28%, 01/31/28		58	54,382
Tenneco, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR + 5.10%), 9.30%, 11/17/28		201	196,416
			949,947
Beverages — 0.1%
Naked Juice LLC
2025 FLFO Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.50%), 9.50%, 01/24/29		252	253,390
2025 FLSO Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.35%), 7.35%, 01/24/29		116	87,136
2025 FLTO Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.10%, 01/24/30		84	34,149
Primo Brands Corp., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.25%, 03/31/28		120	119,457
Sazerac Co., Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.70%, 07/09/32		151	151,840
			645,972
Building Products — 0.3%
Chariot Buyer LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.16%, 09/08/32		483	483,184
CP Atlas Buyer, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 5.25%), 9.41%, 07/08/30		143	139,782
CP Iris Holdco I, Inc., 2021 Term Loan, (1-mo. CME Term SOFR + 3.50%), 7.66%, 10/02/28		175	175,006
EMRLD Borrower LP
2024 Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.12%, 08/04/31		234	233,126
Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.45%, 05/31/30		410	409,028
Foundation Building Materials, Inc., 2024 Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.31%, 01/29/31		322	322,555
Gulfside Supply, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.00%, 06/17/31		66	65,753
New AMI I LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 6.00%), 10.16%, 03/08/29		50	45,939
Potters Borrower LP, 2025 Repriced Term Loan B, (1- mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.16%, 12/14/27		62	62,201
Quikrete Holdings, Inc.
2024 Term Loan B1, (1-mo. CME Term SOFR + 2.25%), 6.41%, 03/19/29		178	177,692
2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.41%, 02/10/32		96	95,455
2025 Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.41%, 04/14/31		197	196,658
QXO, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.16%, 04/30/32		62	62,806
Standard Industries, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 5.89%, 09/22/28		24	23,775
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Building Products (continued)
White Cap Supply Holdings LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.42%, 10/19/29	USD	540	$ 540,233
Wilsonart LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.25%, 08/05/31		415	400,617
Zurn LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 2.11%), 6.28%, 10/04/28		97	97,000
			3,530,810
Capital Markets — 0.2%
Acuren Delaware Holdco, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.91%, 07/30/31		53	52,907
Allspring Buyer LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.81%, 11/01/30		80	80,012
AqGen Island Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.16%, 08/02/28		265	264,438
Aretec Group, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.66%, 08/09/30		82	81,581
Citadel Securities LP, 2024 First Lien Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.16%, 10/31/31		188	188,891
Edelman Financial Engines Center LLC, 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.16%, 04/07/28		191	191,353
Focus Financial Partners LLC, 2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.91%, 09/15/31		198	198,416
Gryphon Acquire NewCo LLC, Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.88%, 09/13/32		105	105,230
GTCR Everest Borrower LLC, Add on Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.75%, 09/05/31		65	64,832
Guardian U.S. Holdco LLC, 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.50%, 01/31/30		45	44,637
Jane Street Group LLC, 2024 Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.20%, 12/15/31		305	302,804
Osaic Holdings, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.16%, 07/30/32		279	278,794
Summit Acquisition, Inc., 2025 Add-on Term Loan, (1- mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.66%, 10/16/31		21	21,061
			1,874,956
Chemicals — 0.3%
Aruba Investments Holdings LLC, 2020 USD Term Loan, (1-mo. CME Term SOFR + 4.10%), 8.26%, 11/24/27		72	70,051
Axalta Coating Systems U.S. Holdings, Inc., 2024 Term Loan B7, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.75%, 12/20/29		215	215,709
Chemours Co., 2023 USD Term Loan B, (1-mo. CME Term SOFR + 3.00%), 7.16%, 08/18/28		90	90,093
Security		Par (000)	Value
Chemicals (continued)
Derby Buyer LLC, 2024 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.18%, 11/01/30	USD	214	$ 214,387
Discovery Purchaser Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.08%, 10/04/29		43	42,615
Ecovyst Catalyst Technologies LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.31%, 06/12/31		176	175,957
Element Solutions, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 5.91%, 12/18/30		197	197,903
Fortis 333, Inc., USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.50%, 03/29/32		79	78,277
HB Fuller Co., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.91%, 02/15/30		120	120,180
INEOS U.S. Finance LLC, 2023 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.41%, 02/18/30		71	63,848
INEOS U.S. Petrochem LLC, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.41%, 10/07/31		75	63,929
Lonza Group AG, USD Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.03%), 8.03%, 07/03/28		174	156,905
Minerals Technologies, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.16%, 11/26/31(d)		173	172,695
Momentive Performance Materials, Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 4.00%), 8.16%, 03/29/28		186	186,597
Nouryon Finance BV, 2024 USD Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.50%, 04/03/28		157	157,593
Olympus Water U.S. Holding Corp.
2024 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.00%, 06/20/31		305	302,029
2025 USD Term Loan B, 07/23/32(n)		208	206,292
Oxea Holding Drei GmbH, 2017 USD Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 4.35%), 8.64%, 04/08/31		207	189,755
Paint Intermediate III LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.24%, 10/09/31		70	69,476
Qnity Electronics, Inc., Term Loan B, 08/12/32(n)		219	218,726
Solstice Advanced Materials, Inc., Term Loan B, 09/17/32(n)		115	115,073
Sparta U.S. HoldCo LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.28%, 08/02/30		254	250,202
WR Grace Holdings LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.00%, 08/19/32		111	111,185
			3,469,477
Commercial Services & Supplies — 0.4%
Aggreko Holdings, Inc., 2025 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.21%, 05/21/31		243	243,765
AlixPartners LLP, 2025 USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.16%, 08/12/32		358	355,725

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Services & Supplies (continued)
Allied Universal Holdco LLC, 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.35%), 7.51%, 08/20/32	USD	680	$ 682,487
Belron Finance LLC, 2025 Repriced Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.74%, 10/16/31		484	486,243
Bright Horizons Family Solutions LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.91%, 08/23/32		177	177,755
Champions Financing, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.95%, 02/23/29		21	19,627
CHG Healthcare Services, Inc., 2025 Term Loan B1, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.05%, 09/29/28		180	180,021
Creative Artists Agency LLC, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.66%, 10/01/31		466	466,169
Ensemble RCM LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.31%, 08/01/29		214	213,941
Galaxy U.S. Opco, Inc., Term Loan, (3-mo. CME Term SOFR + 2.00%, 3.75% PIK), 10.06%, 07/31/30(i)		85	77,036
Garda World Security Corp., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.17%, 02/01/29		266	265,662
Grant Thornton Advisors LLC, 2025 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.66%, 06/02/31		61	60,556
Herc Holdings, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.25%, 06/02/32		40	40,150
Hertz Corp.
2021 Term Loan B, (3-mo. CME Term SOFR + 3.76%), 8.07%, 06/30/28		153	136,675
2021 Term Loan C, (3-mo. CME Term SOFR + 3.76%), 8.07%, 06/30/28		30	26,902
KUEHG Corp., 2025 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.75%, 06/12/30		63	62,508
Learning Care Group U.S. No. 2, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR + 4.00%), 8.29%, 08/11/28(d)		26	25,933
Mavis Tire Express Services Topco Corp., 2025 Repriced Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.20%, 05/04/28		438	438,147
Prime Security Services Borrower LLC
2024 1st Lien Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.13%, 10/13/30		109	108,297
2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.00%, 03/07/32		239	236,596
Ryan LLC, Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.66%, 11/14/30		11	10,849
Security		Par (000)	Value
Commercial Services & Supplies (continued)
Vortex Opco LLC, Second Out Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.36%), 8.37%, 12/17/28	USD	110	$ 24,170
Wand NewCo 3, Inc., 2025 Repriced Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.66%, 01/30/31		303	301,793
			4,641,007
Communications Equipment — 0.0%
Ciena Corp., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.89%, 10/24/30		200	200,437
ORBCOMM, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.51%), 8.62%, 09/01/28		75	67,436
			267,873
Construction & Engineering — 0.1%
Apple Bidco LLC, 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.66%, 09/23/31		440	440,386
Brand Industrial Services, Inc., 2024 Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.80%, 08/01/30		334	302,190
Brown Group Holding LLC, 2022 Incremental Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.68%, 07/01/31		183	183,480
Construction Partners, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.66%, 11/03/31		43	42,771
Cube Industrials Buyer, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.58%, 10/17/31		38	37,904
Legence Holdings LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.16%, 12/18/28		31	30,700
SBA Senior Finance II LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.92%, 01/25/31		258	258,839
			1,296,270
Consumer Discretionary — 0.1%
APi Group DE, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.91%, 01/03/29		347	347,132
Camelot U.S. Acquisition LLC, 2024 Term Loan B, (1- mo. CME Term SOFR + 2.75%), 6.91%, 01/31/31		108	107,513
Element Materials Technology Group U.S. Holdings, Inc., 2022 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.68%), 7.68%, 07/06/29		83	83,295
Fleet U.S. Bidco, Inc., 2024 1st Lien Term Loan B, (6- mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.54%, 02/21/31(d)		51	50,490
OMNIA Partners LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.81%, 07/25/30		84	84,137
Peer Holding III BV, 2025 USD Term Loan B, 09/27/32(n)		48	48,000
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Consumer Discretionary (continued)
PG Polaris BidCo SARL, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.91%, 03/26/31	USD	96	$ 96,465
Raven Acquisition Holdings LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.16%, 11/19/31		75	74,545
TruGreen LP, 2020 Term Loan, (1-mo. CME Term SOFR + 4.10%), 8.26%, 11/02/27		43	42,414
			933,991
Consumer Finance — 0.2%
Boost Newco Borrower LLC, 2025 USD Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.00%, 01/31/31		553	553,061
Citrin Cooperman Advisors LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.00%, 04/01/32		106	105,614
Corpay Technologies Operating Co. LLC, Term Loan B5, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.91%, 04/28/28		414	413,786
Shift4 Payments LLC, 2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.50%, 06/30/32		102	102,722
Trans Union LLC
2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.91%, 06/24/31		203	202,838
2024 Term Loan B9, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.91%, 06/24/31		311	310,940
WEX, Inc.
2024 Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.91%, 03/31/28		45	44,590
2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.91%, 03/05/32		80	79,227
			1,812,778
Consumer Staples Distribution & Retail — 0.0%
Boots Group Finco LP, USD Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.70%, 08/30/32		168	168,349
U.S. Foods, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.91%, 10/03/31		164	164,698
			333,047
Containers & Packaging — 0.2%
Asplundh Tree Expert LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.85%), 6.01%, 09/07/27		280	279,964
Charter Next Generation, Inc., 2024 Term Loan B1, (1- mo. CME Term SOFR at 0.75% Floor + 2.75%), 6.93%, 11/29/30		475	476,326
Clydesdale Acquisition Holdings, Inc.
2025 Delayed Draw Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.41%, 04/01/32		—	124
2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.41%, 04/01/32		237	236,265
Term Loan B, (1-mo. CME Term SOFR + 3.18%), 7.34%, 04/13/29		25	24,958
LABL, Inc., 2021 USD 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.10%), 9.26%, 10/30/28		232	189,801
Security		Par (000)	Value
Containers & Packaging (continued)
Mauser Packaging Solutions Holding Co., 2024 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 7.28%, 04/15/27	USD	132	$ 131,508
Pregis TopCo Corp., 2025 Refinancing Term Loan, (1- mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.16%, 02/01/29		122	123,170
Proampac PG Borrower LLC, 2024 Term Loan, (3-mo. CME Term SOFR + 4.00%), 8.26%, 09/15/28		26	25,993
Ring Container Technologies Group LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.66%, 09/15/32		69	68,862
Trident TPI Holdings, Inc., 2024 Term Loan B7, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.75%, 09/15/28		147	144,558
			1,701,529
Distributors — 0.1%
American Builders & Contractors Supply Co., Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.91%, 01/31/31		203	203,689
Core & Main LP
2024 Term Loan D, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.17%, 07/27/28		468	467,640
2024 Term Loan E, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.17%, 02/09/31		92	91,324
Dealer Tire Financial LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.16%, 07/02/31		180	179,130
Gates Corp./DE, 2024 Term Loan B5, (1-mo. CME Term SOFR + 1.75%), 5.91%, 06/04/31		324	323,508
PAI Holdco, Inc., 2020 Term Loan B, (3-mo. CME Term SOFR + 4.01%), 8.32%, 10/28/27		64	53,307
Resideo Funding, Inc., 2025 Incremental Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.04%, 08/13/32		140	139,913
TMK Hawk Parent Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 2.00%, 3.25% PIK), 9.41%, 06/30/29(i)		73	25,640
			1,484,151
Diversified Consumer Services — 0.0%
Anticimex International AB, 2024 Term Loan B6, (3-mo. SOFR + 3.40%), 7.76%, 11/16/28		85	84,699
Diversified Telecommunication Services — 0.1%
Altice Financing SA, USD 2017 1st Lien Term Loan, (Prime + 1.75%), 9.00%, 01/31/26(d)		243	233,393
Lumen Technologies, Inc.
2024 Extended Term Loan B1, (1-mo. CME Term SOFR at 2.00% Floor + 2.46%), 6.63%, 04/16/29		135	133,703
2024 Extended Term Loan B2, (1-mo. CME Term SOFR at 2.00% Floor + 2.46%), 6.63%, 04/15/30		177	175,460
2024 Term Loan A, (1-mo. CME Term SOFR + 6.00%), 10.16%, 06/01/28		11	11,242
Zayo Group Holdings, Inc., 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.61%, 03/11/30		527	511,299
			1,065,097
Electric Utilities — 0.1%
Constellation Renewables LLC, 2020 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 2.25%), 6.45%, 12/15/27		123	122,979

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electric Utilities (continued)
Pike Corp., 2021 Incremental Term Loan B, (1-mo. CME Term SOFR + 3.11%), 7.28%, 01/21/28	USD	125	$ 125,096
Talen Energy Supply LLC, 2024-1 Incremental Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.73%, 12/15/31		86	86,366
Vistra Operations Co. LLC, 1st Lien Term Loan B3, (1- mo. CME Term SOFR + 1.75%), 5.91%, 12/20/30		172	172,257
			506,698
Electronic Equipment, Instruments & Components — 0.1%
Celestica, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.92%, 06/20/31(d)		55	55,576
Coherent Corp., 2025 1st Lien Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.94%, 07/02/29		126	126,188
Lsf12 Crown U.S. Commercial Bidco LLC, 2025 Term Loan B, 12/02/31(n)		94	94,059
Pinnacle Buyer LLC(n)
Delayed Draw Term Loan, 09/10/32		23	22,674
Term Loan, 09/10/32		118	117,904
Project Aurora U.S. Finco, Inc., USD Term Loan, 09/24/32(d)(n)		33	33,041
Sanmina Corp., Term Loan B, 08/06/32(d)(n)		112	111,720
			561,162
Energy Equipment & Services — 0.0%
Meade Pipeline Co. LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.00%, 09/22/32		37	36,954
Entertainment — 0.1%
Bally’s Corp., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.51%), 7.84%, 10/02/28		111	107,645
Delta 2 Lux SARL, 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.00%, 09/30/31		342	341,406
			449,051
Environmental, Maintenance & Security Service — 0.2%
Action Environmental Group, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.25%, 10/24/30(d)		110	109,958
Clean Harbors, Inc.
2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.91%, 10/09/28		158	158,405
2025 Term Loan, 09/24/32(n)		95	95,118
Filtration Group Corp., 2025 USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.91%, 10/21/28		422	423,357
GFL ES US LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.67%, 03/03/32		333	332,564
JFL-Tiger Acquisition Co., Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.89%, 10/17/30		86	85,754
Madison IAQ LLC
2025 Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.45%, 05/06/32		217	217,356
Term Loan, (6-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.70%, 06/21/28		442	442,459
Packers Holdings LLC, 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.35%), 7.66%, 03/09/28		123	38,455
Security		Par (000)	Value
Environmental, Maintenance & Security Service (continued)
Reworld Holding Corp.
2025 1st Lien Term Loan B, 01/15/31(n)	USD	52	$ 51,838
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.39%, 11/30/28		81	81,023
Term Loan C, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.39%, 11/30/28		6	6,272
			2,042,559
Financial Services — 0.1%
Apex Group Treasury LLC, 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.75%, 02/27/32		223	217,699
CPI Holdco B LLC, 2024 Term Loan, (1-mo. CME Term SOFR + 2.00%), 6.16%, 05/19/31		377	376,833
ION Platform Finance U.S., Inc., USD Term Loan, 09/30/32(d)(n)		450	446,062
Orion U.S. Finco, Inc., 1st Lien Term Loan, 05/20/32(n)		134	134,670
Setanta Aircraft Leasing DAC, 2024 Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.75%, 11/05/28		53	52,740
			1,228,004
Food Products — 0.2%
Aramark Services, Inc.
2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.17%, 06/22/30		258	258,734
2025 Repriced Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.91%, 04/06/28		113	113,000
Chobani LLC, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.66%, 10/25/27		678	679,363
Froneri U.S., Inc.
2024 USD Term Loan B4, (6-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.20%, 09/30/31		438	434,854
2025 USD Term Loan, 08/02/32(n)		130	129,654
H-Food Holdings LLC, 2025 Exit Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 6.50%), 10.81%, 03/29/30		18	17,767
Nomad Foods U.S. LLC, 2023 Term Loan B5, (6-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.54%, 11/12/29		74	73,535
UTZ Quality Foods LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.50%, 01/29/32		266	265,627
			1,972,534
Ground Transportation — 0.1%
Genesee & Wyoming, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.75%, 04/10/31		603	600,451
Health Care Equipment & Supplies — 0.1%
Avantor Funding, Inc., 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.50% Floor + 2.10%), 6.26%, 11/08/27		21	21,250
Bausch & Lomb Corp.
2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.17%, 09/29/28		110	109,623
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Health Care Equipment & Supplies (continued)
Bausch & Lomb Corp. (continued)
2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.41%, 01/15/31	USD	260	$ 259,940
QuidelOrtho Corp., Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.00%, 08/20/32		100	99,417
			490,230
Health Care Providers & Services — 0.3%
AHP Health Partners, Inc., 2025 Term Loan B, 09/20/32(n)		24	24,519
Concentra Health Services, Inc., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.16%, 07/26/31		84	84,715
Examworks Bidco, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.91%, 11/01/28		307	307,319
EyeCare Partners LLC
2024 Second Out Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 1.00%, 3.61% PIK), 8.84%, 11/30/28(i)		77	48,612
2024 Superpriority New Money 1st Out Term Loan A, (6-mo. CME Term SOFR at 0.00% Floor + 5.75%), 9.88%, 08/31/28		57	56,970
ICON Luxembourg SARL, 2024 LUX Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.00%, 07/03/28		56	55,750
LifePoint Health, Inc., 2024 1st Lien Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.07%, 05/19/31		149	148,947
Medical Solutions Holdings, Inc., 2021 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.60%), 7.91%, 11/01/28		100	34,197
Medline Borrower LP
2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.16%, 10/23/30		45	44,860
2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.16%, 10/23/28		1,044	1,043,545
Parexel International Corp., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.66%, 11/15/28		346	346,142
Sotera Health Holdings LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.66%, 05/30/31		273	273,530
Star Parent, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.00%, 09/27/30		112	111,645
Surgery Center Holdings, Inc., 2025 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.66%, 12/19/30		219	218,928
Team Health Holdings, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.80%, 06/30/28		60	59,688
			2,859,367
Hotel & Resort REITs — 0.0%
RHP Hotel Properties LP, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.16%, 05/20/30		78	78,394
Hotels, Restaurants & Leisure — 0.6%
Aimbridge Acquisition Co., Inc.
2025 1st Lien Second Out Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 1.61%, 6.00% PIK), 11.76%, 03/11/30(i)		27	27,123
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Aimbridge Acquisition Co., Inc. (continued)
2025 First Out Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 5.61%), 9.76%, 03/11/30	USD	30	$ 29,619
Alterra Mountain Co., 2025 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.66%, 05/31/30		161	161,549
Burger King (Restaurant Brands International Inc.)/New Red Finance, Inc., 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.91%, 09/20/30		293	291,628
Caesars Entertainment, Inc.
2024 Term Loan B1, (1-mo. CME Term SOFR + 2.25%), 6.41%, 02/06/31		535	533,559
Term Loan B, (1-mo. CME Term SOFR + 2.25%), 6.41%, 02/06/30		114	113,713
EOC Borrower LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.16%, 03/24/32		474	473,576
Fertitta Entertainment LLC/NV, 2022 Term Loan B, (1- mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.41%, 01/27/29		656	655,407
Flutter Financing BV
2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.75%, 11/30/30		455	452,964
2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.00%, 06/04/32		174	173,228
Four Seasons Hotels Ltd., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.91%, 09/22/32		432	432,399
Great Canadian Gaming Corp., 2024 Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.75%, 11/01/29		117	112,055
Herschend Entertainment Co. LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.41%, 05/27/32		123	123,025
Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, (1-mo. CME Term SOFR + 1.75%), 5.91%, 11/08/30		330	330,522
IRB Holding Corp., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.50%), 6.66%, 12/15/27		233	233,053
Light & Wonder International, Inc., 2024 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.39%, 04/14/29		197	197,009
Motion Finco SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.50%, 11/12/29		254	227,063
Ontario Gaming GTA LP, Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.24%, 08/01/30		60	58,330
Penn Entertainment, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.66%, 05/03/29		190	189,568
Sabre GLBL, Inc.
2021 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.78%, 12/17/27		28	26,385
2021 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.78%, 12/17/27		9	8,638
2022 1st Lien Term Loan B, (1-mo. CME Term SOFR + 5.10%), 9.26%, 06/30/28		4	3,627
2024 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.26%, 11/15/29(d)		73	68,358
2024 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.26%, 11/15/29(d)		39	36,569

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
SeaWorld Parks & Entertainment, Inc., 2024 Term Loan B3, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.16%, 12/04/31	USD	54	$ 54,415
Six Flags Entertainment Corp., 2024 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.16%, 05/01/31		54	53,473
Station Casinos LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.16%, 03/14/31		340	339,703
Turquoise Topco Ltd., Term Loan B, 08/13/32(n)		103	103,065
Voyager Parent LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.75%, 07/01/32		160	160,219
Whatabrands LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.66%, 08/03/28		151	151,337
Wyndham Hotels & Resorts, Inc., 2024 Term Loan, (1- mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.91%, 05/24/30		157	157,272
			5,978,451
Household Durables — 0.1%
AI Aqua Merger Sub, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.28%, 07/31/28		315	315,866
Hunter Douglas, Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.25%, 01/20/32		287	287,259
Somnigroup International, Inc., Term Loan B, (1-mo. SOFR + 2.25%), 6.37%, 10/24/31		80	80,337
Springs Windows Fashions LLC
2024 First Lien Second Out Term Loan A2, (1-mo. CME Term SOFR at 1.00% Floor + 4.11%), 8.28%, 10/06/28		74	60,251
2024 FLFO A1 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.50%), 8.66%, 12/19/29		31	30,612
Weber-Stephen Products LLC
2025 Term Loan B, 09/17/32(n)		206	203,682
Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 7.53%, 10/30/27		126	124,381
			1,102,388
Household Products — 0.0%
Lavender U.S. HoldCo 1, Inc., USD Term Loan, 09/27/32(d)(n)		116	116,000
Reynolds Consumer Products LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.91%, 03/04/32		37	36,870
			152,870
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Construction Finance Co. LP, 2023 Refinancing Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.16%, 07/31/30		230	230,236
Calpine Corp., 2024 Term Loan B10, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.91%, 01/31/31		104	103,478
NRG Energy, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.06%, 04/16/31		464	464,331
			798,045
Security		Par (000)	Value
Insurance — 0.6%
Alliant Holdings Intermediate LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.67%, 09/19/31	USD	1,029	$ 1,026,077
AmWINS Group, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 2.25%), 6.25%, 01/30/32		451	450,297
Amynta Agency Borrower, Inc., 2025 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.91%, 12/29/31		305	303,864
Ardonagh Group Finco Pty. Ltd., 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.94%, 02/15/31		302	299,752
Asurion LLC
2021 2nd Lien Term Loan B3, (1-mo. CME Term SOFR + 5.36%), 9.53%, 01/31/28		175	170,187
2021 Second Lien Term Loan B4, (1-mo. CME Term SOFR + 5.36%), 9.53%, 01/20/29		44	42,026
2023 Term Loan B11, (1-mo. CME Term SOFR at 0.00% Floor + 4.35%), 8.51%, 08/19/28		133	133,325
2024 Term Loan B12, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.41%, 09/19/30		45	44,585
2025 Term Loan B13, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.41%, 09/19/30		417	414,280
Baldwin Insurance Group Holdings LLC, 2025 Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.64%, 05/26/31		125	125,305
Howden Group Holdings Ltd., 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.66%, 04/18/30		25	24,849
HUB International Ltd., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.58%, 06/20/30		547	547,750
Hyperion Refinance SARL, 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.91%, 02/15/31		282	281,554
Jones Deslauriers Insurance Management, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.06%, 03/15/30		141	140,470
OneDigital Borrower LLC, 2025 Repriced Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.16%, 07/02/31		33	32,876
Ryan Specialty LLC, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.16%, 09/15/31		305	304,356
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.66%, 07/31/31		504	503,335
Truist Insurance Holdings LLC
2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.75%, 05/06/31		571	570,013
2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.75%, 05/06/32		56	57,284
USI, Inc.
2024 Term Loan C, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.25%, 09/29/30		258	257,986
2024 Term Loan D, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.25%, 11/21/29		425	424,454
			6,154,625
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Interactive Media & Services — 0.1%
MH Sub I LLC
2023 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.25%, 05/03/28	USD	93	$ 89,072
2024 Term Loan B4, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.41%, 12/31/31		79	72,189
Speedster Bidco GmbH, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.24%, 12/10/31		322	322,585
			483,846
Internet Software & Services — 0.2%
Barracuda Networks, Inc., 2022 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.81%, 08/15/29		166	138,315
CNT Holdings I Corp., 2025 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 2.25%), 6.56%, 11/08/32		175	174,361
Gen Digital, Inc.
2024 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 5.91%, 09/12/29		440	438,533
2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.91%, 04/16/32		72	71,479
Go Daddy Operating Co. LLC
2024 Term Loan B7, (1-mo. CME Term SOFR + 1.75%), 5.91%, 05/30/31		206	206,129
2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.91%, 11/09/29		212	212,018
Proofpoint, Inc.
2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.16%, 08/31/28		429	429,775
2025 Fungible Term Loan, 08/31/28(n)		48	48,125
StubHub Holdco Sub LLC, 2024 Extended Term Loan B, (1-mo. CME Term SOFR + 4.75%), 8.91%, 03/15/30		307	304,121
			2,022,856
IT Services — 0.3%
Amentum Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.41%, 09/29/31		178	178,188
Avalara, Inc., 2025 Term Loan, 03/26/32(n)		15	14,958
Capstone Borrower, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.75%, 06/17/30		183	182,484
Clover Holdings 2 LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.94%, 12/09/31		497	497,217
Dayforce, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.31%, 03/01/31(d)		338	337,852
Finastra USA, Inc., 2025 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.04%, 07/30/32		532	529,532
Fortress Intermediate 3, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.25%, 06/27/31		79	79,611
Magenta Security Holdings LLC
2024 First Out Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.01%), 11.32%, 07/27/28		49	40,317
2024 Second Out Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.26%), 11.57%, 07/27/28		55	23,623
2024 Third Out Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 6.51%), 10.82%, 07/27/28(e)(m)		124	24,682
Security		Par (000)	Value
IT Services (continued)
McAfee Corp., 2024 USD 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.22%, 03/01/29	USD	253	$ 240,827
Peraton Corp., Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 8.01%, 02/01/28		241	203,060
Polaris Newco LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.26%), 8.57%, 06/02/28		208	199,673
Project Alpha Intermediate Holding, Inc., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.25%, 10/26/30		119	119,556
Quartz Acquireco LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.25%, 06/28/30		206	205,292
Skopima Consilio Parent LLC, 2024 Repriced Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.91%, 05/12/28		124	104,840
Tempo Acquisition LLC, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.91%, 08/31/28		125	121,719
X Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.65%), 10.96%, 10/26/29		393	385,263
			3,488,694
Leisure Products — 0.0%
Bombardier Recreational Products, Inc., 2024 Term Loan B4, 01/22/31(n)		73	73,046
City Football Group Ltd., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.70%, 07/22/30		175	175,035
			248,081
Machinery — 0.3%
Arcline FM Holdings LLC, 2025 Term Loan, (6-mo. CME Term SOFR at 0.75% Floor + 3.50%), 7.58%, 06/24/30		130	129,574
Chart Industries, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR + 2.50%), 6.79%, 03/15/30		64	64,563
Columbus McKinnon Corp., 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.50%, 05/14/28(d)		54	53,834
Generac Power Systems, Inc., 2024 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.03%, 07/03/31		40	39,749
GrafTech Global Enterprises, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 2.00% Floor + 6.00%), 10.16%, 12/21/29		145	147,144
Husky Injection Molding Systems Ltd., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.75%, 02/15/29		547	548,514
Indicor LLC, 2024 USD 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.75%, 11/22/29		104	104,396
Madison Safety & Flow LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.91%, 09/26/31		72	72,037
SPX Flow, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.91%, 04/05/29		377	378,512

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Machinery (continued)
TK Elevator U.S. Newco, Inc., 2025 USD Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.20%, 04/30/30	USD	343	$ 344,025
Vertiv Group Corp., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.03%, 08/12/32		530	530,541
WEC U.S. Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.53%, 01/27/31		254	253,953
			2,666,842
Media — 0.4%
Charter Communications Operating LLC
2023 Term Loan B4, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.29%, 12/07/30		154	153,631
2024 Term Loan B5, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.54%, 12/15/31		149	148,951
Crown Finance U.S., Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.78%, 12/02/31		134	133,803
CSC Holdings LLC
2019 Term Loan B5, (Prime + 1.50%), 8.75%, 04/15/27		358	346,405
2022 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.65%, 01/18/28		58	57,317
DirecTV Financing LLC, Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.26%), 9.57%, 08/02/27		16	15,694
DK Crown Holdings, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.00%, 03/04/32		263	262,189
ECL Entertainment LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.16%, 08/30/30		93	92,591
Gray Television, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 5.25%), 9.53%, 06/04/29		1	900
GVC Holdings Gibraltar Ltd., 2025 Term Loan B5 (2032), 07/31/32(n)		48	47,904
Learfield Communications LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.66%, 06/30/28		122	123,213
Live Nation Entertainment, Inc., Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 1.85%), 5.99%, 10/19/26		213	213,157
Radiate Holdco LLC, 2025 FLFO Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.61%, 1.50% PIK), 9.28%, 09/25/29(i)		943	759,260
Scientific Games Holdings LP, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.29%, 04/04/29		98	97,326
Telenet Financing USD LLC, 2020 USD Term Loan AR, 04/30/28(n)		45	44,597
UFC Holdings LLC, 1st Lien Term Loan B5, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.04%, 11/21/31		477	477,570
Virgin Media Bristol LLC, 2020 USD Term Loan Q, (1- mo. CME Term SOFR + 3.36%), 7.51%, 01/31/29		225	224,784
Security		Par (000)	Value
Media (continued)
WMG Acquisition Corp., 2024 Term Loan J, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.95%, 01/24/31	USD	438	$ 438,276
Ziggo Financing Partnership, USD Term Loan I, (1-mo. CME Term SOFR at 0.00% Floor + 2.61%), 6.76%, 04/30/28		116	115,312
			3,752,880
Metals & Mining — 0.0%
AZZ, Inc., Term Loan B, (1-mo. CME Term SOFR + 1.75%), 5.91%, 05/13/29		16	15,747
Covia Holdings LLC, 2025 Repriced Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.95%, 02/26/32		56	56,069
Novelis Holdings, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.75%, 03/11/32		350	350,755
			422,571
Oil, Gas & Consumable Fuels — 0.1%
Buckeye Partners LP
2025 Term Loan B, 09/24/32(n)		17	16,935
2025 Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.91%, 11/22/30		45	44,791
Colossus Acquireco LLC, Term Loan B, (3-mo. SOFR + 1.75%), 5.87%, 07/30/32		216	214,615
EG America LLC, 2025 USD Repriced Term Loan, (3- mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.70%, 02/07/28		46	46,747
Freeport LNG Investments LLLP, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.58%, 12/21/28		285	285,276
GIP Pilot Acquisition Partners LP, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.29%, 10/04/30		33	32,794
Hilcorp Energy I LP, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.15%, 02/11/30		112	112,435
M6 ETX Holdings II Midco LLC, 2025 Term Loan B, (Prime + 2.00%), 9.25%, 04/01/32		84	83,790
Murphy USA, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.03%, 04/07/32		44	44,321
Oryx Midstream Services Permian Basin LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.42%, 10/05/28		357	356,404
Stakeholder Midstream LLC, Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.04%, 01/01/31		90	89,887
Whitewater Matterhorn Holdings LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.25%, 06/16/32		36	35,961
			1,363,956
Passenger Airlines — 0.1%
AAdvantage Loyalty IP Ltd., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.58%, 05/28/32		92	92,114
Air Canada, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.17%, 03/21/31		211	210,780
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Passenger Airlines (continued)
American Airlines, Inc.
Series AA, 2017 1st Lien Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 1.85%), 5.98%, 01/29/27	USD	106	$ 105,438
2023 1st Lien Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.26%, 06/04/29		166	165,956
2024 1st Lien Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.50%, 02/15/28		159	158,658
2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.58%, 04/20/28		155	154,444
JetBlue Airways Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.75%), 8.75%, 08/27/29		151	144,407
United Airlines, Inc., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.20%, 02/22/31		146	147,009
			1,178,806
Personal Care Products — 0.0%
ACP Tara Holdings, Inc., 2025 Term Loan B, 09/17/32(d)(n)		35	35,000
Opal U.S. LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.25%, 04/28/32		250	250,500
			285,500
Pharmaceuticals — 0.1%
Amneal Pharmaceuticals LLC, 2025 Term Loan B, (1- mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.66%, 08/01/32		294	293,509
Elanco Animal Health, Inc., Term Loan B, (1-mo. CME Term SOFR + 1.85%), 6.13%, 08/01/27		150	149,500
Endo Finance Holdings, Inc., 2024 1st Lien Term Loan, 04/23/31(n)		85	84,910
Gainwell Acquisition Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.10%), 8.10%, 10/01/27		109	107,761
Jazz Financing Lux SARL, 2024 1st Lien Term Loan B2, (1-mo. CME Term SOFR + 2.25%), 6.41%, 05/05/28		276	276,135
Option Care Health, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.89%, 09/16/32		211	210,775
Organon & Co., 2024 USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.41%, 05/19/31		74	72,466
Perrigo Investments LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.16%, 04/20/29		81	80,534
PRA Health Sciences, Inc., 2024 US Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.00%, 07/03/28		14	13,890
Vizient, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.91%, 08/01/31		57	57,029
			1,346,509
Professional Services — 0.0%
Deep Blue Operating I LLC, Term Loan, 09/17/32(n)		40	40,000
Security		Par (000)	Value
Real Estate Management & Development — 0.0%
CoreLogic, Inc.
2nd Lien Term Loan, (1-mo. CME Term SOFR + 6.61%), 10.78%, 06/04/29	USD	90	$ 89,297
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.78%, 06/02/28		265	264,916
Cushman & Wakefield U.S. Borrower LLC, 2025 Term Loan B3, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.91%, 01/31/30		70	70,247
			424,460
Semiconductors & Semiconductor Equipment — 0.0%
Entegris, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.79%, 07/06/29		76	75,845
MKS Instruments, Inc., 2025 USD Repriced Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.17%, 08/17/29		316	315,906
			391,751
Software — 0.9%
Applied Systems, Inc., 2024 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.25%, 02/24/31		505	504,942
AthenaHealth Group, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.91%, 02/15/29		560	559,127
BCPE Pequod Buyer, Inc., USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.16%, 11/25/31		173	172,783
Boxer Parent Co., Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.20%, 07/30/31		452	450,766
CCC Intelligent Solutions, Inc., Term Loan, (1-mo. CME Term SOFR + 2.00%), 6.16%, 01/23/32		437	436,850
Central Parent LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.25%, 07/06/29		382	329,825
Clearwater Analytics LLC, 2025 Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.46%, 04/21/32		131	131,000
Cloud Software Group, Inc.
2025 Term Loan B (2031), (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.25%, 03/21/31		368	369,484
2025 Term Loan B (2032), (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.25%, 08/13/32		619	620,826
Cloudera, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.01%, 10/08/28		88	86,468
Cotiviti, Inc., 2024 Term Loan, (1-mo. CME Term SOFR + 2.75%), 7.03%, 05/01/31		415	406,839
DS Admiral Bidco LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 4.25%), 8.41%, 06/26/31		89	88,539
Ellucian Holdings, Inc.
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.91%, 10/09/29		439	439,123
2024 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.75%), 8.91%, 11/22/32		71	72,479
Epicor Software Corp., 2024 Term Loan F, (1-mo. CME Term SOFR at 0.75% Floor + 2.50%), 6.66%, 05/30/31		429	429,330

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Software (continued)
Genesys Cloud Services, Inc., 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.66%, 01/30/32	USD	736	$ 730,619
Informatica LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.41%, 10/27/28		174	173,995
Kaseya, Inc., 2025 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.41%, 03/20/32		433	433,294
Mitchell International, Inc.
2024 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.41%, 06/17/31		322	321,345
2024 2nd Lien Term Loan, (1-mo. CME Term SOFR + 5.25%), 9.41%, 06/17/32		46	45,402
Modena Buyer LLC, Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.81%, 07/01/31		74	73,341
Planview Parent, Inc., 2024 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.50%, 12/17/27		45	44,742
PointClickCare Technologies, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.75%, 11/03/31		130	129,921
Project Boost Purchaser LLC, 2025 Refinancing Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.07%, 07/16/31		296	295,414
RealPage, Inc., 1st Lien Term Loan, (3-mo. CME Term SOFR + 3.26%), 7.26%, 04/24/28		228	227,174
SS&C Technologies, Inc., 2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.16%, 05/09/31		439	440,009
UKG, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.81%, 02/10/31		543	542,530
VS Buyer LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.56%, 04/12/31		391	389,977
Waystar Technologies, Inc.
2025 Add-on Term Loan B, 10/22/29(n)		64	64,401
2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.16%, 10/22/29		195	194,667
X.AI Corp., Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 7.25%), 11.12%, 06/28/30		133	128,202
Zelis Payments Buyer, Inc.
5th Amendment Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.41%, 11/26/31		300	299,585
Term Loan B, (1-mo. CME Term SOFR + 2.75%), 6.91%, 09/28/29		160	159,129
			9,792,128
Specialty Retail — 0.0%
LS Group OpCo Acquistion LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.70%, 04/23/31		129	128,622
Restoration Hardware, Inc.
2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 7.51%, 10/20/28		38	37,006
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.61%), 6.78%, 10/20/28		89	86,332
			251,960
Security		Par (000)	Value
Technology Hardware, Storage & Peripherals — 0.0%
Cubic Corp.
2025 Second Out Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 8.83%, 05/25/29	USD	499	$ 284,298
2025 Second Out Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 8.57%, 05/25/29		54	30,937
			315,235
Textiles, Apparel & Luxury Goods — 0.0%
ABG Intermediate Holdings 2 LLC
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.41%, 12/21/28		176	175,078
2025 Delayed Draw Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.41%, 02/13/32		89	89,214
Beach Acquisition Bidco LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.31%, 09/12/32		46	46,192
			310,484
Transportation Infrastructure — 0.0%
OLA Netherlands BV, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.35%), 10.51%, 12/15/26		119	118,142
SIRVA Worldwide, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 8.00%), 12.20%, 08/20/29		53	20,230
			138,372
Wireless Telecommunication Services — 0.1%
Altice France SA, 2023 USD Term Loan B14, (3-mo. CME Term SOFR at 0.00% Floor + 5.50%), 9.82%, 08/15/28(d)		285	275,013
Digicel International Finance Ltd., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 5.25%), 9.49%, 08/06/32		79	78,901
GOGO Intermediate Holdings LLC, Term Loan B, (1-mo. CME Term SOFR + 3.86%), 8.03%, 04/30/28		63	62,003
Level 3 Financing, Inc., 2025 Repriced Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.42%, 03/29/32		475	475,000
Windstream Services, LLC, 2025 Term Loan B, 09/24/32(d)(n)		173	171,270
			1,062,187
Total Floating Rate Loan Interests — 7.7% (Cost: $82,470,969)			81,934,740
Foreign Agency Obligations
Brazil — 0.5%
Brazilian Government International Bonds, 5.00%, 01/27/45		6,525	5,304,825
China — 0.0%
China Development Bank/Hong Kong, 2.00%, 02/16/27(h)		200	194,958
Export-Import Bank of China, 3.38%, 03/14/27(h)		200	198,514
			393,472
Hong Kong — 0.0%
Airport Authority, 3.25%, 01/12/52(h)		200	152,315
India — 0.0%
Export-Import Bank of India, 3.88%, 02/01/28(h)		200	198,000
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Indonesia — 0.2%
Indonesia Government International Bonds
4.65%, 09/20/32	USD	250	$ 250,937
4.85%, 01/11/33		200	201,750
5.25%, 01/17/42(h)		200	200,650
4.75%, 07/18/47(g)(h)		200	186,150
3.70%, 10/30/49		200	152,800
3.50%, 02/14/50(g)		200	146,800
Perusahaan Penerbit SBSN Indonesia III(h)
1.50%, 06/09/26		200	196,524
4.40%, 06/06/27		200	200,875
			1,536,486
Mexico — 1.5%
Eagle Funding Luxco SARL, 5.50%, 08/17/30(b)(g)		11,150	11,322,825
Mexico Government International Bonds, 4.75%, 03/08/44		5,800	4,838,650
			16,161,475
Pakistan — 0.1%
Pakistan Government International Bonds(h)
6.00%, 04/08/26		450	447,750
7.38%, 04/08/31		200	196,000
			643,750
Philippines — 0.0%
Philippines Government International Bonds
3.70%, 03/01/41		300	255,300
2.65%, 12/10/45		200	134,575
			389,875
Republic of Korea — 0.0%
Korea National Oil Corp., 4.88%, 04/03/29(h)		200	204,406
Saudi Arabia — 0.0%
Saudi Government International Bonds, 4.50%, 10/26/46(h)		200	173,500
South Korea — 0.1%
Export-Import Bank of Korea, 1.63%, 01/18/27		200	194,192
Korea Development Bank, 4.38%, 02/15/33		200	200,016
Korea Expressway Corp., 1.13%, 05/17/26(h)		200	196,186
			590,394
United Arab Emirates — 0.0%
Sharjah Sukuk Program Ltd., 6.09%, 03/19/34(h)		250	267,000
Uruguay — 0.3%
Uruguay Government International Bonds, 5.10%, 06/18/50(g)		3,500	3,316,250
Total Foreign Agency Obligations — 2.7% (Cost: $30,700,505)			29,331,748

Shares
Investment Companies
Equity Funds — 0.0%
Hearthside Equity	1,014	19,448
Security	Shares	Value
Fixed Income Funds — 2.8%
Invesco Senior Loan ETF	170,000	$ 3,558,100
VanEck J.P. Morgan EM Local Currency Bond ETF	1,025,002	26,147,801
		29,705,901
Total Investment Companies — 2.8% (Cost: $29,369,838)		29,725,349

		Par (000)
Municipal Bonds
New York — 1.0%
Metropolitan Transportation Authority, RB, BAB, 6.55%, 11/15/31	USD	9,980	10,635,991
Total Municipal Bonds — 1.0% (Cost: $9,814,232)			10,635,991
Preferred Securities
Capital Trusts — 10.4%
Automobiles — 0.2%
General Motors Financial Co., Inc., Series C, 5.70%(a)(j)		2,565	2,553,663
Banks — 4.2%
Bank of America Corp., 6.25%(a)(g)(j)		10,000	10,127,766
Barclays PLC(a)(j)
4.38%		1,630	1,563,710
9.63%		3,340	3,791,775
Citigroup, Inc.(a)(j)
Series BB, 7.20%		6,750	6,967,019
Series EE, 6.75%		3,200	3,248,852
HDFC Bank Ltd., 3.70%(a)(h)(j)		200	196,400
HSBC Holdings PLC, 7.05%(a)(j)		400	416,426
Industrial & Commercial Bank of China Ltd., 3.20%(a)(h)(j)		300	296,463
JPMorgan Chase & Co., 8.75%, 09/01/30(g)		2,000	2,374,230
Kasikornbank PCL/Hong Kong, 4.00%(a)(h)(j)		300	294,657
Macquarie Bank Ltd., 6.13%(a)(b)(j)		1,885	1,908,815
Mitsubishi UFJ Financial Group, Inc.(a)(j)
6.35%		400	408,340
8.20%		425	466,010
Nordea Bank Abp, 6.63%(a)(b)(g)(j)		5,540	5,568,753
PNC Financial Services Group, Inc.(a)(j)
Series V, 6.20%(g)		5,529	5,620,804
Series W, 6.25%		1,250	1,282,626
Standard Chartered PLC(a)(h)(j)
7.63%		200	212,000
7.88%		400	428,173
			45,172,819
Electric Utilities(a) — 1.0%
Dominion Energy, Inc., Series B, 7.00%, 06/01/54		1,810	1,962,560
PPL Capital Funding, Inc., Series A, 6.93%, 03/30/67(g)		8,300	8,235,837
			10,198,397
Financial Services(a)(j) — 1.8%
Goldman Sachs Group, Inc., 6.85%		7,278	7,559,862
Nomura Holdings, Inc., 7.00%		375	388,161
Royal Capital BV, 5.00%(h)		200	199,000
Sumitomo Mitsui Financial Group, Inc., 6.45%		300	306,239

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Financial Services (continued)
UBS Group AG(b)
7.75%	USD	4,845	$ 5,228,772
Series NC10, 9.25%		4,807	5,724,498
			19,406,532
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp., 7.00%(a)(b)(j)		1,349	1,369,599
Insurance — 1.9%
ACE Capital Trust II, 9.70%, 04/01/30(g)		7,000	8,403,006
Dai-ichi Life Insurance Co. Ltd., 6.20%(a)(h)(j)		200	207,892
Equitable of Iowa Cos Capital Trust II, Series B, 8.42%, 04/01/27		5,000	4,856,180
FWD Group Holdings Ltd.(h)
5.25%, 09/22/30		475	475,986
5.84%, 09/22/35		475	480,679
Kyobo Life Insurance Co. Ltd., 5.90%, 06/15/52(a)(h)		200	203,100
MetLife, Inc., 6.40%, 12/15/66(g)		5,000	5,261,570
			19,888,413
Oil, Gas & Consumable Fuels(a) — 0.6%
Enterprise Products Operating LLC, 7.21%, 06/01/67		2,500	2,500,004
Venture Global LNG, Inc., 9.00%(b)(j)		3,836	3,801,781
			6,301,785
Passenger Airlines(a)(h)(j) — 0.0%
Airport Authority
2.10%		200	197,500
2.40%		200	191,056
			388,556
Real Estate Management & Development — 0.0%
NWD Finance BVI Ltd., 4.13%(e)(h)(j)(m)		209	77,696
Transportation Infrastructure — 0.1%
MTR Corp. CI Ltd., 5.63%(a)(h)(j)		600	625,716
Wireless Telecommunication Services — 0.5%
Vodafone Group PLC, 7.00%, 04/04/79(a)		4,745	5,013,307
			110,996,483

	Shares
Preferred Stocks — 0.0%(e)
Ground Transportation — 0.0%
Sirva BGRS Holdings, Inc., 07/21/30	22	3,966
IT Services(d) — 0.0%
Veritas Kapital Assurance PLC
Series G	311	7,061
Series G-1	214	4,875
		11,936
		15,902
Total Preferred Securities — 10.4% (Cost: $106,677,251)		111,012,385

Security		Par (000)	Value
U.S. Government Sponsored Agency Securities
Mortgage-Backed Securities — 14.9%
Uniform Mortgage-Backed Securities, 6.00%, 10/15/54(o)	USD	156,425	$ 159,801,842
Total U.S. Government Sponsored Agency Securities — 14.9% (Cost: $160,146,384)			159,801,842

	Shares
Warrants
Financial Services — 0.0%
Service King (Carnelian Point), (Exercisable 01/14/23, 1 Share for 1 Warrant, Expires 06/30/27, Strike Price USD 10.00)(e)	321	—
Total Warrants — 0.0% (Cost: $ — )		—
Total Long-Term Investments — 166.5% (Cost: $1,768,040,936)		1,781,100,051
Short-Term Securities
Money Market Funds — 0.7%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.01%(p)(q)	7,118,657	7,118,657
Total Short-Term Securities — 0.7% (Cost: $7,118,657)		7,118,657
Options Purchased — 0.0% (Cost: $79,850)		159,402
Total Investments — 167.2% (Cost: $1,775,239,443)		1,788,378,110
Liabilities in Excess of Other Assets — (67.2)%		(719,036,727)
Net Assets — 100.0%		$ 1,069,341,383

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Non-income producing security.
(f)
Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $43,575, representing less than 0.05% of its net assets as of period end, and an original cost of $5,212.

(g)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(h)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(i)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)	Perpetual security with no stated maturity date.
(k)	Zero-coupon bond.
(l)	Convertible security.
(m)	Issuer filed for bankruptcy and/or is in default.
(n)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)	Represents or includes a TBA transaction.
(p)	Affiliate of the Trust.
(q)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Credit Allocation Income Trust (BTZ)

Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 6,317,936	$ 800,721 (a)	$ —	$ —	$ —	$ 7,118,657	7,118,657	$ 212,473	$ —

(a)	Represents net amount purchased (sold).
Reverse Repurchase Agreements
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
Goldman Sachs & Co. LLC	4.10%(b)	05/19/25	Open	$ 475,150	$ 482,901	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.20 (b)	05/19/25	Open	780,000	793,016	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.20 (b)	05/19/25	Open	1,912,500	1,944,415	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.24 (b)	06/30/25	Open	2,794,382	2,826,794	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.07 (b)	07/01/25	Open	68,224	68,977	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.10 (b)	07/01/25	Open	3,068,975	3,103,092	Foreign Agency Obligations	Open/Demand
Nomura Securities International, Inc.	4.15 (b)	07/01/25	Open	714,089	722,119	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.17 (b)	07/01/25	Open	1,254,000	1,268,165	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.17 (b)	07/01/25	Open	1,117,875	1,130,502	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.17 (b)	07/01/25	Open	260,110	263,048	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.17 (b)	07/01/25	Open	1,368,999	1,384,462	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.20 (b)	07/01/25	Open	1,520,840	1,538,135	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.22 (b)	07/01/25	Open	175,750	177,758	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.22 (b)	07/01/25	Open	844,301	853,946	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.22 (b)	07/01/25	Open	222,075	224,612	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.22 (b)	07/01/25	Open	519,563	525,498	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.22 (b)	07/01/25	Open	749,385	757,946	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.22 (b)	07/01/25	Open	189,525	191,690	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.22 (b)	07/01/25	Open	721,793	730,038	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.23 (b)	07/01/25	Open	539,152	545,325	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.23 (b)	07/01/25	Open	475,088	480,527	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.23 (b)	07/01/25	Open	201,533	203,840	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.23 (b)	07/01/25	Open	1,170,125	1,183,522	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.23 (b)	07/01/25	Open	186,078	188,208	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.23 (b)	07/01/25	Open	143,895	145,542	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.23 (b)	07/01/25	Open	360,643	364,771	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.23 (b)	07/01/25	Open	89,440	90,464	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.23 (b)	07/01/25	Open	426,250	431,130	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.23 (b)	07/01/25	Open	5,373,270	5,434,788	Capital Trusts	Open/Demand
TD Securities (USA) LLC	4.23 (b)	07/14/25	Open	6,025,469	6,084,706	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.24 (b)	07/14/25	Open	886,050	894,780	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.24 (b)	07/14/25	Open	523,110	528,264	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.24 (b)	07/14/25	Open	627,125	633,304	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.24 (b)	07/14/25	Open	3,785,000	3,822,294	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.24 (b)	07/14/25	Open	2,716,025	2,742,786	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.24 (b)	07/14/25	Open	1,232,381	1,244,524	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.24 (b)	07/14/25	Open	899,520	908,383	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.24 (b)	07/14/25	Open	4,519,350	4,563,879	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.24 (b)	07/14/25	Open	8,995,787	9,084,424	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.24 (b)	07/14/25	Open	2,900,625	2,929,205	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.24 (b)	07/14/25	Open	13,803,594	13,939,601	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.24 (b)	07/14/25	Open	2,475,000	2,499,386	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.24 (b)	07/14/25	Open	1,800,000	1,817,736	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.24 (b)	07/14/25	Open	3,830,670	3,868,414	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.24 (b)	07/14/25	Open	2,899,406	2,927,974	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.24 (b)	07/14/25	Open	2,877,577	2,905,930	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.24 (b)	07/14/25	Open	2,428,125	2,452,049	Corporate Bonds	Open/Demand

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Credit Allocation Income Trust (BTZ)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
TD Securities (USA) LLC	4.24%(b)	07/14/25	Open	$ 3,282,604	$ 3,314,947	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.24 (b)	07/14/25	Open	754,687	762,124	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.24 (b)	07/14/25	Open	10,825,000	10,931,659	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.24 (b)	07/14/25	Open	1,096,875	1,107,683	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.24 (b)	07/14/25	Open	551,568	557,002	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.24 (b)	07/14/25	Open	2,918,125	2,946,877	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.24 (b)	07/14/25	Open	3,845,781	3,883,674	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.24 (b)	07/14/25	Open	592,100	597,934	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.24 (b)	07/14/25	Open	1,549,225	1,564,490	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.24 (b)	07/14/25	Open	5,750,494	5,807,154	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.24 (b)	07/14/25	Open	1,341,044	1,354,257	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.24 (b)	07/14/25	Open	1,683,412	1,699,999	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.24 (b)	07/14/25	Open	4,364,500	4,407,504	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.24 (b)	07/14/25	Open	826,752	834,899	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.24 (b)	07/14/25	Open	4,757,162	4,804,035	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.24 (b)	07/14/25	Open	4,474,350	4,518,436	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.24 (b)	07/14/25	Open	4,689,675	4,735,883	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.24 (b)	07/14/25	Open	580,150	585,866	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.24 (b)	07/14/25	Open	547,663	553,059	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.24 (b)	07/14/25	Open	3,076,625	3,106,939	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.24 (b)	07/14/25	Open	3,015,712	3,045,427	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.24 (b)	07/14/25	Open	2,382,867	2,406,346	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.24 (b)	07/14/25	Open	3,297,154	3,329,641	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.24 (b)	07/14/25	Open	3,180,937	3,212,279	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.24 (b)	07/14/25	Open	609,870	615,879	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.24 (b)	07/14/25	Open	10,723,175	10,828,831	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.24 (b)	07/14/25	Open	6,877,425	6,945,189	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.24 (b)	07/14/25	Open	2,292,500	2,315,088	Capital Trusts	Open/Demand
TD Securities (USA) LLC	4.24 (b)	07/14/25	Open	8,102,500	8,182,334	Capital Trusts	Open/Demand
TD Securities (USA) LLC	4.24 (b)	07/14/25	Open	4,521,719	4,566,272	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.24 (b)	07/14/25	Open	3,812,500	3,850,065	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.24 (b)	07/14/25	Open	4,274,531	4,316,648	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.24 (b)	07/14/25	Open	2,159,875	2,181,156	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.24 (b)	07/14/25	Open	852,175	860,572	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.24 (b)	07/14/25	Open	2,270,400	2,292,770	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.24 (b)	07/14/25	Open	5,142,052	5,192,717	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.24 (b)	07/14/25	Open	7,039,837	7,109,201	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.24 (b)	07/14/25	Open	5,227,500	5,279,007	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.24 (b)	07/14/25	Open	1,606,410	1,622,238	Corporate Bonds	Open/Demand
BNP Paribas SA	4.15 (b)	07/21/25	Open	985,890	994,566	Corporate Bonds	Open/Demand
BNP Paribas SA	4.15 (b)	07/21/25	Open	354,413	357,531	Corporate Bonds	Open/Demand
BNP Paribas SA	4.15 (b)	07/21/25	Open	92,950	93,768	Corporate Bonds	Open/Demand
BNP Paribas SA	4.18 (b)	07/21/25	Open	1,434,884	1,447,597	Corporate Bonds	Open/Demand
BNP Paribas SA	4.20 (b)	07/21/25	Open	4,706,250	4,748,136	Corporate Bonds	Open/Demand
BNP Paribas SA	4.20 (b)	07/21/25	Open	561,488	566,485	Corporate Bonds	Open/Demand
BNP Paribas SA	4.20 (b)	07/21/25	Open	784,065	791,043	Corporate Bonds	Open/Demand
BNP Paribas SA	4.21 (b)	07/21/25	Open	320,314	323,171	Corporate Bonds	Open/Demand
BNP Paribas SA	4.22 (b)	07/21/25	Open	929,419	937,728	Corporate Bonds	Open/Demand
BNP Paribas SA	4.22 (b)	07/21/25	Open	1,003,275	1,012,244	Corporate Bonds	Open/Demand
BNP Paribas SA	4.24 (b)	07/21/25	Open	550,703	555,648	Corporate Bonds	Open/Demand
BNP Paribas SA	4.24 (b)	07/21/25	Open	369,985	373,307	Corporate Bonds	Open/Demand
BNP Paribas SA	4.24 (b)	07/21/25	Open	4,070,250	4,106,801	Corporate Bonds	Open/Demand
BNP Paribas SA	4.24 (b)	07/21/25	Open	8,852,375	8,931,869	Corporate Bonds	Open/Demand
BNP Paribas SA	4.24 (b)	07/21/25	Open	318,623	321,484	Corporate Bonds	Open/Demand
BNP Paribas SA	4.24 (b)	07/21/25	Open	1,501,520	1,515,004	Corporate Bonds	Open/Demand
BNP Paribas SA	4.24 (b)	07/21/25	Open	957,870	966,472	Corporate Bonds	Open/Demand
BNP Paribas SA	4.24 (b)	07/21/25	Open	185,319	186,983	Corporate Bonds	Open/Demand
BNP Paribas SA	4.24 (b)	07/21/25	Open	1,473,657	1,486,891	Corporate Bonds	Open/Demand
BNP Paribas SA	4.24 (b)	07/21/25	Open	210,875	212,769	Corporate Bonds	Open/Demand
BNP Paribas SA	4.24 (b)	07/21/25	Open	372,683	376,029	Corporate Bonds	Open/Demand
BNP Paribas SA	4.24 (b)	07/21/25	Open	556,579	561,577	Corporate Bonds	Open/Demand
BNP Paribas SA	4.25 (b)	07/21/25	Open	388,640	392,138	Corporate Bonds	Open/Demand
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Credit Allocation Income Trust (BTZ)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
BNP Paribas SA	4.25%(b)	07/21/25	Open	$ 395,295	$ 398,853	Corporate Bonds	Open/Demand
BNP Paribas SA	4.25 (b)	07/21/25	Open	1,988,017	2,005,910	Corporate Bonds	Open/Demand
BNP Paribas SA	4.35 (b)	07/21/25	Open	69,438	70,061	Corporate Bonds	Open/Demand
BNP Paribas SA	4.35 (b)	07/21/25	Open	374,000	377,329	Corporate Bonds	Open/Demand
BNP Paribas SA	4.35 (b)	07/21/25	Open	279,923	282,436	Corporate Bonds	Open/Demand
BNP Paribas SA	4.35 (b)	07/21/25	Open	955,597	964,179	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.23 (b)	07/22/25	Open	376,650	379,978	Corporate Bonds	Open/Demand
BNP Paribas SA	4.20 (b)	07/24/25	Open	169,510	170,956	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.24 (b)	07/25/25	Open	472,664	476,672	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.00 (b)	08/05/25	Open	177,000	178,191	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.20 (b)	08/05/25	Open	4,697,406	4,730,503	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.23 (b)	08/05/25	Open	626,145	630,586	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.25 (b)	08/05/25	Open	13,080,000	13,173,195	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.25 (b)	08/05/25	Open	11,062,500	11,141,320	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.25 (b)	08/05/25	Open	3,040,631	3,062,296	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.25 (b)	08/05/25	Open	18,464,220	18,595,720	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.25 (b)	08/05/25	Open	2,342,175	2,358,863	Corporate Bonds	Open/Demand
Morgan Stanley & Co. LLC	3.75 (b)	08/13/25	Open	345,870	347,753	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.15 (b)	08/14/25	Open	10,767,276	10,830,444	Foreign Agency Obligations	Open/Demand
Morgan Stanley & Co. LLC	0.50 (b)	08/19/25	Open	182,338	182,501	Corporate Bonds	Open/Demand
Morgan Stanley & Co. LLC	0.75 (b)	08/19/25	Open	184,365	184,585	Corporate Bonds	Open/Demand
Morgan Stanley & Co. LLC	(0.25)(b)	08/26/25	Open	130,000	130,000	Corporate Bonds	Open/Demand
Morgan Stanley & Co. LLC	3.50 (b)	08/26/25	Open	548,144	550,199	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.23 (b)	08/27/25	Open	367,323	368,922	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	4.25 (b)	09/03/25	Open	967,415	970,801	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	4.25 (b)	09/03/25	Open	725,446	727,985	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	4.25 (b)	09/03/25	Open	725,644	728,184	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	4.25 (b)	09/03/25	Open	2,406,250	2,414,672	Capital Trusts	Open/Demand
HSBC Securities (USA), Inc.	4.25 (b)	09/03/25	Open	759,994	762,654	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	4.25 (b)	09/03/25	Open	4,227,112	4,241,907	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	4.25 (b)	09/03/25	Open	1,046,680	1,050,343	Corporate Bonds	Open/Demand
Morgan Stanley & Co. LLC	3.25 (b)	09/04/25	Open	300,000	300,788	Corporate Bonds	Open/Demand
Morgan Stanley & Co. LLC	3.75 (b)	09/09/25	Open	332,462	333,275	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.25 (b)	09/10/25	Open	4,700,000	4,712,338	Corporate Bonds	Open/Demand
BNP Paribas SA	4.24 (b)	09/12/25	Open	405,421	406,382	Corporate Bonds	Open/Demand
Morgan Stanley & Co. LLC	2.35 (b)	09/12/25	Open	615,950	616,795	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.22 (b)	09/15/25	Open	374,996	375,741	Corporate Bonds	Open/Demand
BNP Paribas SA	4.21 (b)	09/16/25	Open	438,615	439,430	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	4.05	09/19/25	10/02/25	715,358	716,323	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.15	09/19/25	10/02/25	187,188	187,446	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.25	09/19/25	10/02/25	452,356	452,997	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.25	09/19/25	10/02/25	7,355,720	7,366,141	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.25	09/19/25	10/02/25	2,665,245	2,669,021	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	2.75	09/19/25	10/31/25	154,153	154,295	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.50	09/19/25	10/31/25	128,482	128,632	Foreign Agency Obligations	Up to 30 Days
Barclays Capital, Inc.	3.75	09/19/25	10/31/25	165,317	165,523	Foreign Agency Obligations	Up to 30 Days
Barclays Capital, Inc.	4.12	09/19/25	10/31/25	3,626,819	3,631,800	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.20	09/19/25	10/31/25	4,754,150	4,760,806	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.20	09/19/25	10/31/25	4,525,000	4,531,335	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.24	09/19/25	10/31/25	5,396,514	5,404,141	Capital Trusts	Up to 30 Days
Barclays Capital, Inc.	4.24	09/19/25	10/31/25	716,423	717,435	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.24	09/19/25	10/31/25	1,606,211	1,608,481	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.24	09/19/25	10/31/25	5,790,000	5,798,183	Capital Trusts	Up to 30 Days
Barclays Capital, Inc.	4.24	09/19/25	10/31/25	657,510	658,439	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.24	09/19/25	10/31/25	3,085,425	3,089,786	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.24	09/19/25	10/31/25	394,835	395,393	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.24	09/19/25	10/31/25	5,730,000	5,738,098	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.24	09/19/25	10/31/25	1,900,000	1,902,685	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.24	09/19/25	10/31/25	3,109,312	3,113,707	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.24	09/19/25	10/31/25	482,804	483,486	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.24	09/19/25	10/31/25	2,004,491	2,007,324	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.24	09/19/25	10/31/25	4,629,137	4,635,680	Corporate Bonds	Up to 30 Days

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Credit Allocation Income Trust (BTZ)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
Barclays Capital, Inc.	4.24%	09/19/25	10/31/25	$ 12,330,000	$ 12,347,426	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.24	09/19/25	10/31/25	5,075,226	5,082,399	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.24	09/19/25	10/31/25	2,056,250	2,059,156	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.24	09/19/25	10/31/25	2,737,587	2,741,457	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.24	09/19/25	10/31/25	2,513,500	2,517,052	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.24	09/19/25	10/31/25	11,350,625	11,366,667	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	3.70	09/19/25	10/31/25	127,380	127,537	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	3.90	09/19/25	10/31/25	764,525	765,519	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	3.95	09/19/25	10/31/25	242,475	242,794	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.00	09/19/25	10/31/25	4,115,035	4,120,522	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.00	09/19/25	10/31/25	153,180	153,384	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.00	09/19/25	10/31/25	366,468	366,956	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.10	09/19/25	10/31/25	734,315	735,319	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.10	09/19/25	10/31/25	3,299,525	3,304,034	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.10	09/19/25	10/31/25	887,400	888,613	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.10	09/19/25	10/31/25	793,048	794,131	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.10	09/19/25	10/31/25	2,287,500	2,290,626	Capital Trusts	Up to 30 Days
BofA Securities, Inc.	4.15	09/19/25	10/31/25	1,262,137	1,263,883	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.15	09/19/25	10/31/25	606,000	606,838	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.15	09/19/25	10/31/25	1,629,556	1,631,810	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.15	09/19/25	10/31/25	1,679,261	1,681,584	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.15	09/19/25	10/31/25	163,485	163,711	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.15	09/19/25	10/31/25	1,478,579	1,480,624	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.20	09/19/25	10/31/25	301,559	301,981	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.20	09/19/25	10/31/25	191,580	191,848	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.20	09/19/25	10/31/25	388,281	388,825	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.20	09/19/25	10/31/25	388,568	389,112	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.20	09/19/25	10/31/25	1,962,500	1,965,248	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.20	09/19/25	10/31/25	2,888,812	2,892,857	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.20	09/19/25	10/31/25	657,525	658,446	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.20	09/19/25	10/31/25	7,321,875	7,332,126	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.20	09/19/25	10/31/25	4,056,250	4,061,929	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.20	09/19/25	10/31/25	5,317,500	5,324,945	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.20	09/19/25	10/31/25	1,638,464	1,640,758	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.20	09/19/25	10/31/25	580,520	581,333	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.20	09/19/25	10/31/25	5,251,415	5,258,767	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.20	09/19/25	10/31/25	90,145	90,271	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.20	09/19/25	10/31/25	1,304,485	1,306,311	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.20	09/19/25	10/31/25	82,031	82,146	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.20	09/19/25	10/31/25	733,564	734,591	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.20	09/19/25	10/31/25	1,706,250	1,708,639	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.23	09/19/25	10/31/25	11,055,000	11,070,588	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.23	09/19/25	10/31/25	5,106,250	5,113,450	Capital Trusts	Up to 30 Days
BofA Securities, Inc.	4.23	09/19/25	10/31/25	2,823,750	2,827,732	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.24	09/19/25	10/31/25	5,393,250	5,400,872	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.25	09/19/25	10/31/25	9,984,281	9,998,426	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.25	09/19/25	10/31/25	4,765,000	4,771,750	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.25	09/19/25	10/31/25	7,117,837	7,127,921	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.25	09/19/25	10/31/25	1,522,035	1,524,191	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.25	09/19/25	10/31/25	384,000	384,544	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.25	09/19/25	10/31/25	1,168,000	1,169,655	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.25	09/19/25	10/31/25	5,378,786	5,386,406	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.25	09/19/25	10/31/25	4,308,650	4,314,754	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.25	09/19/25	10/31/25	7,561,225	7,571,937	Corporate Bonds	Up to 30 Days
Morgan Stanley & Co. LLC	3.75 (b)	09/23/25	Open	91,406	91,473	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.25 (b)	09/24/25	Open	6,063,581	6,068,592	Corporate Bonds	Open/Demand
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Credit Allocation Income Trust (BTZ)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
J.P. Morgan Securities LLC	4.15%	09/29/25	10/02/25	$ 2,798,375	$ 2,798,375	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.10 (b)	09/30/25	Open	506,605	506,605	Corporate Bonds	Open/Demand
				$ 573,724,116	$ 577,147,542

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
2-Year U.S. Treasury Note	197	12/31/25	$ 41,048	$ 54,426
5-Year U.S. Treasury Note	957	12/31/25	104,477	265,902
				320,328
Short Contracts
10-Year U.S. Treasury Note	6	12/19/25	675	5,804
10-Year U.S. Ultra Long Treasury Note	785	12/19/25	90,336	(1,276,936)
U.S. Long Bond	856	12/19/25	99,831	(2,491,495)
Ultra U.S. Treasury Bond	161	12/19/25	19,350	(527,635)
				(4,290,262)
				$ (3,969,934)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	460,515	EUR	390,000	Deutsche Bank AG	12/17/25	$ 627
USD	6,096,960	EUR	5,156,000	Morgan Stanley & Co. International PLC	12/17/25	17,011
USD	277,899	GBP	205,000	Morgan Stanley & Co. International PLC	12/17/25	2,167
						$ 19,805
Exchange-Traded Options Purchased
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
iShares MSCI Emerging Markets ETF	3,428	10/17/25	USD	54.00	USD	18,306	$ 159,402
Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Termination Date	Credit Rating	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.44.V1	5.00%	Quarterly	06/20/30	B	USD	48,925	$ 3,974,321	$ 2,621,647	$ 1,352,674

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Credit Allocation Income Trust (BTZ)

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Trust has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 169,516,763	$ —	$ 169,516,763
Common Stocks	—	82	232,977	233,059
Corporate Bonds	—	1,187,617,912	864,000	1,188,481,912
Fixed Rate Loan Interests	—	426,262	—	426,262
Floating Rate Loan Interests	—	79,601,976	2,332,764	81,934,740
Foreign Agency Obligations	—	29,331,748	—	29,331,748
Investment Companies
Equity Funds	—	19,448	—	19,448
Fixed Income Funds	29,705,901	—	—	29,705,901
Municipal Bonds	—	10,635,991	—	10,635,991
Preferred Securities
Capital Trusts	—	110,996,483	—	110,996,483
Preferred Stocks	—	3,966	11,936	15,902
U.S. Government Sponsored Agency Securities	—	159,801,842	—	159,801,842
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	7,118,657	—	—	7,118,657
Options Purchased
Equity Contracts	159,402	—	—	159,402
Unfunded Floating Rate Loan Interests(a)	—	1,360	—	1,360
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	(30)	—	(30)
	$36,983,960	$1,747,953,803	$3,441,677	$1,788,379,440
Derivative Financial Instruments(b)
Assets
Credit Contracts	$ —	$ 1,352,674	$ —	$ 1,352,674
Foreign Currency Exchange Contracts	—	19,805	—	19,805
Interest Rate Contracts	326,132	—	—	326,132
Liabilities
Interest Rate Contracts	(4,296,066)	—	—	(4,296,066)
	$(3,969,934)	$1,372,479	$—	$(2,597,455)

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Credit Allocation Income Trust (BTZ)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $576,640,937 are categorized as Level 2 within the fair value hierarchy.

Currency Abbreviation
EUR	Euro
GBP	British Pound
USD	United States Dollar

Portfolio Abbreviation
BAB	Build America Bond
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
GO	General Obligation Bonds
MSCI	Morgan Stanley Capital International
PCL	Public Company Limited
PIK	Payment-in-Kind
PJSC	Public Joint Stock Company
RB	Revenue Bonds
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To-Be-Announced